SFT Balanced Stabilization Fund

Investments in Securities

March 31, 2026

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (34.0%)
Government Obligations (1.8%)
U.S. Government Agencies and Obligations (1.8%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$38,709	$35,544
3.500%, 10/01/44	38,950	36,619
3.500%, 11/01/44	38,525	36,215
3.500%, 12/01/44	42,069	39,547
		147,925
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	58,534	53,682
3.000%, 05/01/43	19,027	17,456
3.000%, 06/01/43	88,435	81,041
3.500%, 08/01/42	38,497	36,325
3.500%, 02/01/43	46,075	43,633
		232,137
U.S. Treasury (1.7%)
U.S. Treasury Bonds
4.000%, 11/15/42	5,530,000	5,013,506
4.000%, 11/15/52	1,200,000	1,033,500
U.S. Treasury Notes, 3.875%, 12/31/27	3,350,000	3,352,094
		9,399,100
Total government obligations (cost: $10,422,792)		9,779,162

Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BN18, Class A4, 3.584%, 05/15/62	1,500,000	1,443,695
Total other mortgage-backed securities (cost: $1,541,468)		1,443,695

Corporate Obligations (32.0%)
Basic Materials (0.7%)
Chemicals (0.2%)
Mosaic Co., 5.450%, 11/15/33	200,000	202,235
Yara International ASA, 3.148%, 06/04/30 (b)	1,000,000	930,804
		1,133,039
Mining (0.5%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b)	2,000,000	1,824,895
Fortescue Treasury Pty. Ltd., 6.125%, 04/15/32 (b)	1,000,000	1,022,135
		2,847,030
Communications (2.4%)
Media (0.8%)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750%, 02/15/28	1,500,000	1,473,602
6.834%, 10/23/55	1,000,000	943,496
Comcast Corp.
2.887%, 11/01/51	1,319,000	763,147
2.937%, 11/01/56	327,000	182,179
4.200%, 08/15/34 (c)	500,000	470,816
Walt Disney Co., 4.950%, 10/15/45	500,000	460,186
		4,293,426
Software (0.5%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	900,625
Netflix, Inc., 4.875%, 04/15/28	2,000,000	2,025,857
		2,926,482
Telecommunication (1.1%)
AT&T, Inc.
2.550%, 12/01/33	943,000	798,201
3.550%, 09/15/55	1,405,000	916,034

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

3.800%, 12/01/57	$75,000	$50,773
4.500%, 05/15/35	1,000,000	948,526
T-Mobile USA, Inc., 2.700%, 03/15/32	1,000,000	889,552
Verizon Communications, Inc.
2.650%, 11/20/40	1,000,000	701,795
2.987%, 10/30/56	1,194,000	703,026
3.000%, 11/20/60	2,000,000	1,152,625
		6,160,532
Consumer Cyclical (1.9%)
Auto Manufacturers (0.4%)
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	2,008,689

Automobile Components (0.2%)
Aptiv Swiss Holdings Ltd., 5.150%, 09/13/34	1,000,000	1,020,565

Passenger Airlines (0.7%)
Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 06/15/29 (b)	600,420	589,231
American Airlines Pass-Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	526,216	516,113
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/28 (b)	1,833,333	1,830,546
United Airlines Pass-Through Trust, Series 2018-1, Class AA, 3.500%, 09/01/31	755,017	733,414
		3,669,304
Retail (0.6%)
Lowe's Cos., Inc.
3.700%, 04/15/46	2,000,000	1,474,501
5.625%, 04/15/53	2,250,000	2,128,626
		3,603,127
Consumer, Non-cyclical (6.0%)
Agricultural Operations (0.4%)
Cargill, Inc.
3.125%, 05/25/51 (b)	1,000,000	664,953
4.375%, 04/22/52 (b)	2,150,000	1,763,475
		2,428,428
Beverages (0.3%)
Constellation Brands, Inc., 5.250%, 11/15/48	2,050,000	1,846,545

Biotechnology (1.1%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,981,388
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,857,544
Gilead Sciences, Inc., 4.600%, 09/01/35	2,000,000	1,955,690
		5,794,622
Commercial Services (0.8%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (b)	2,000,000	2,027,962
Global Payments, Inc.
4.800%, 04/01/26	750,000	750,000
5.300%, 08/15/29	1,500,000	1,510,194
		4,288,156
Food Products (0.6%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	616,388
Kroger Co., 5.150%, 08/01/43	1,100,000	1,020,641
Mars, Inc., 3.950%, 04/01/49 (b)	1,000,000	774,631
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	923,547
		3,335,207
Health Care Equipment & Supplies (0.2%)
Abbott Laboratories, 4.750%, 11/30/36	1,000,000	983,218

Health Care Providers & Services (0.9%)
Centene Corp., 2.625%, 08/01/31	2,000,000	1,670,820
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	806,880
HCA, Inc., 6.000%, 04/01/54	1,500,000	1,451,307
Novant Health, Inc., 2.637%, 11/01/36	1,000,000	791,156
		4,720,163
Household Products (0.1%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	773,060

Personal Care (0.1%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	772,431

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Pharmaceuticals (1.5%)
AbbVie, Inc.
4.400%, 11/06/42	$1,000,000	$879,621
4.450%, 05/14/46	1,000,000	859,950
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,938,744
Bristol-Myers Squibb Co., 5.200%, 02/22/34	1,000,000	1,025,657
CVS Pass-Through Trust, 6.943%, 01/10/30	74,382	76,579
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28	2,000,000	2,025,932
Viatris, Inc., 4.000%, 06/22/50	2,000,000	1,313,809
		8,120,292
Energy (1.9%)
Oil & Gas (0.9%)
APA Corp., 6.100%, 02/15/35	1,000,000	1,027,905
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	985,565
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,000,011
Coterra Energy, Inc., 3.900%, 05/15/27	1,000,000	992,828
Phillips 66, 4.650%, 11/15/34	1,000,000	967,046
		4,973,355
Pipelines (1.0%)
Energy Transfer LP, 4.900%, 03/15/35	1,000,000	967,571
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	259,454
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	756,280
MPLX LP, 4.950%, 09/01/32	2,000,000	1,991,577
Whistler Pipeline LLC, 5.950%, 09/30/34 (b)	1,000,000	1,023,291
Williams Cos., Inc., 3.750%, 06/15/27	500,000	496,193
		5,494,366
Financial (10.6%)
Banks (6.8%)
Bank of America Corp.
Series L, 4.183%, 11/25/27	1,000,000	996,501
4.244%, 04/24/38 (3-Month USD TERM SOFR + 2.076%) (d)	1,000,000	906,525
4.948%, 07/22/28 (SOFRRATE + 2.040%) (d)	1,500,000	1,509,667
Bank of New York Mellon Corp.
3.442%, 02/07/28 (3-Month USD TERM SOFR + 1.331%) (d)	1,000,000	992,861
Series J, 4.967%, 04/26/34 (SOFRRATE + 1.606%) (d)	1,500,000	1,504,579
5.834%, 10/25/33 (SOFRRATE + 2.074%) (d)	1,000,000	1,060,121
Citigroup, Inc.
3.980%, 03/20/30 (3-Month USD TERM SOFR + 1.600%) (d)	1,000,000	983,781
4.650%, 07/23/48	1,250,000	1,059,835
4.750%, 05/18/46	1,200,000	1,012,392
Fifth Third Bancorp, 6.361%, 10/27/28 (SOFRRATE + 2.192%) (d)	1,000,000	1,028,341
Fifth Third Bank NA, 5.332%, 08/25/33 (SOFRRATE + 2.610%) (d)	2,000,000	2,002,738
First Republic Bank
Series BKNT, 4.375%, 08/01/46 (e)	575,000	172
Series BKNT, 4.625%, 02/13/47 (e)	1,379,000	414
Goldman Sachs Group, Inc.
3.850%, 01/26/27	1,000,000	996,765
4.482%, 08/23/28 (SOFRRATE + 1.725%) (d)	2,000,000	1,999,453
5.150%, 05/22/45	1,000,000	895,388
JPMorgan Chase & Co.
3.328%, 04/22/52 (SOFRRATE + 1.580%) (d)	2,000,000	1,364,629
3.897%, 01/23/49 (3-Month USD TERM SOFR + 1.482%) (d)	1,000,000	768,630
Keybank National Association, Series BKNT, 4.390%, 12/14/27	3,000,000	3,002,117
M&T Bank Corp., 5.400%, 07/30/35 (5 year CMT + 1.430%) (d)	3,000,000	2,990,846
Morgan Stanley
2.802%, 01/25/52 (SOFRRATE + 1.430%) (d)	2,000,000	1,224,099
6.342%, 10/18/33 (SOFRRATE + 2.560%) (d)	1,000,000	1,069,513
PNC Bank NA, Series BKNT, 4.050%, 07/26/28	1,000,000	991,489
State Street Corp., 6.123%, 11/21/34 (SOFRRATE + 1.958%) (d)	1,500,000	1,585,910
Truist Financial Corp.
5.867%, 06/08/34 (SOFRRATE + 2.361%) (d)	1,000,000	1,041,612
6.123%, 10/28/33 (SOFRRATE + 2.300%)(d)	2,000,000	2,113,613
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (d)	1,000,000	1,050,493
Wells Fargo & Co.
3.068%, 04/30/41 (SOFRRATE + 2.530%) (d)	1,600,000	1,198,125
4.750%, 12/07/46	2,300,000	1,931,988
		37,282,597

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Financial Services (1.5%)
American Express Co.
3.300%, 05/03/27	$1,000,000	$991,564
4.050%, 12/03/42	1,000,000	830,876
Capital One Financial Corp.
4.100%, 02/09/27	1,000,000	997,690
5.468%, 02/01/29 (SOFRRATE + 2.080%)(d)	1,500,000	1,522,155
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	992,274
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	2,993,076
		8,327,635
Insurance (1.6%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	805,961
Arch Capital Finance LLC, 4.011%, 12/15/26 (c)	1,000,000	997,713
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	500,000	409,676
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (b)	3,000,000	2,607,168
Old Republic International Corp., 5.750%, 03/28/34	1,500,000	1,532,165
Principal Life Global Funding II, 1.500%, 08/27/30 (b)	3,000,000	2,619,687
		8,972,370
Real Estate Investment Trust — Health Care (0.3%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	497,170
DOC Dr. LLC, 4.300%, 03/15/27	1,000,000	998,925
		1,496,095
Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	994,121
Crown Castle, Inc., 4.750%, 05/15/47	1,000,000	832,011
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (b)	500,000	458,487
		2,284,619
Industrials (2.6%)
Aerospace & Defense (0.3%)
RTX Corp.
4.050%, 05/04/47	500,000	396,710
4.125%, 11/16/28	1,500,000	1,493,631
		1,890,341
Aerospace & Defense (0.2%)
Lockheed Martin Corp., 1.850%, 06/15/30	1,000,000	902,801

Building Products (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	987,662
CRH America Finance, Inc., 4.400%, 05/09/47 (b)	1,000,000	823,789
		1,811,451
Electrical Equipment (0.5%)
Flex Ltd., 4.875%, 06/15/29	1,000,000	1,003,118
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,921,894
		2,925,012
Packaging & Containers (0.4%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	999,818
Sealed Air Corp., 6.875%, 07/15/33 (b)	1,000,000	955,096
		1,954,914
Transportation (0.7%)
Canadian Pacific Railway Co., 4.300%, 05/15/43	250,000	213,288
FedEx Corp., 4.400%, 01/15/47	1,000,000	806,363
Union Pacific Corp., 5.375%, 06/01/33	2,500,000	2,567,191
		3,586,842
Trucking & Leasing (0.2%)
GATX Corp., 4.550%, 11/07/28	1,000,000	1,002,256

Information Technology (2.2%)
Computers (0.9%)
Apple, Inc., 4.375%, 05/13/45 (c)	1,000,000	876,766
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,111,649
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,969,325
		4,957,740
Semiconductor Equipment (0.8%)
Broadcom, Inc., 3.419%, 04/15/33	2,000,000	1,829,390

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Micron Technology, Inc., 2.703%, 04/15/32	$2,000,000	$1,804,476
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	985,223
		4,619,089
Software (0.5%)
Oracle Corp., 3.800%, 11/15/37	1,000,000	794,591
VMware LLC, 1.400%, 08/15/26	1,800,000	1,781,039
		2,575,630
Utilities (3.7%)
Electric Utilities (3.1%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,294,005
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	746,647
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	809,912
CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	3,150,000	2,769,487
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	984,343
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	1,014,009
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	730,166
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,955,683
Northern States Power Co., 3.750%, 12/01/47	1,000,000	682,235
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	623,794
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	500,000	396,078
Union Electric Co., 5.250%, 01/15/54	1,500,000	1,381,319
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,858,036
		17,245,714
Gas Utilities (0.4%)
Atmos Energy Corp., 4.125%, 03/15/49	750,000	587,663
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	1,000,726
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	759,345
		2,347,734
Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	747,044
Total corporate obligations (cost: $184,378,000)		176,121,921
Total long-term debt securities (cost: $196,342,260)		187,344,778

	Shares
Mutual Funds (61.7%)
Investment Companies (61.7%)
iShares Core S&P 500 ETF (c) (f)	35,840	23,411,046
SFT Index 500 Fund Class 1 (f) (g) (h)	9,974,083	291,122,242
State Street SPDR S&P 500 ETF Trust (c) (f)	33,000	21,461,220
Vanguard S&P 500 ETF (f)	6,700	4,003,585
Total mutual funds (cost: $112,063,701)		339,998,093

Short-Term Securities (3.6%)
Investment Companies (3.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.600%	19,585,836	19,585,836
Total short-term securities (cost: $19,585,836)		19,585,836
Total investments excluding purchased options (99.3%) (cost: $327,991,797)		546,928,707
Total purchased options outstanding (0.3%) (cost: $1,034,129)		1,405,068
Total investments in securities (cost: $329,025,926)		548,333,775
Cash and other assets in excess of liabilities (0.4%)		2,194,070
Total net assets (100.0%)		$550,527,845

Investments in Securities Legend
(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.
(d)	Variable rate security.
(e)	In default.
(f)	Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission's SEC's website at www.sec.gov.
(g)	Affiliated security.
(h)	Non-income producing security.

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Holdings of Open Futures Contracts

On March 31, 2026, securities with an aggregate market value of $21,391,079 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
2 Year U.S. Treasury Note	June 2026	25	Long	$5,223,888	$5,186,133	$(37,755)
3-Month SOFR Futures	June 2026	60	Long	14,472,931	14,450,250	(22,681)
5 Year U.S. Treasury Note	June 2026	215	Long	23,598,450	23,258,633	(339,817)
10 Year U.S. Ultra	June 2026	110	Long	12,766,298	12,486,718	(279,580)
Ultra U.S. Treasury Bond	June 2026	20	Long	2,409,584	2,331,250	(78,334)
S&P 500 E-Mini Index Future	June 2026	78	Short	(25,589,099)	(25,625,925)	(36,826)
					$32,087,059	$(794,993)

Put Options Purchased:

The Fund had the following put options purchased open at March 31, 2026:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$6,550	April 2026	84	$8,400	$1,405,068

Put Options Written:

The Fund had the following put options written open at March 31, 2026:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,900	April 2026	84	$8,400	$(234,444)

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities

March 31, 2026

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)

Long-Term Debt Securities (112.1%)
Government Obligations (65.8%)
U.S. Government Agencies and Obligations (65.8%)
Federal Home Loan Mortgage Corporation (9.8%)
2.000%, 07/01/41	$1,307,679	$1,141,910
2.000%, 11/01/51	4,288,318	3,472,234
2.000%, 03/01/52	2,410,549	1,951,512
2.500%, 03/01/52	6,464,646	5,476,112
3.000%, 08/01/42	212,052	194,549
3.000%, 12/01/42	74,013	67,902
3.000%, 01/01/43	107,172	98,289
3.000%, 02/01/43	241,167	221,254
3.000%, 04/01/43	379,378	347,755
3.000%, 02/01/52	2,676,723	2,375,799
3.500%, 05/01/32	45,430	44,519
3.500%, 03/01/42	260,590	246,615
3.500%, 08/01/42	216,281	204,683
3.500%, 11/01/52	4,464,983	4,096,534
4.000%, 09/01/40	206,919	200,044
4.000%, 11/01/40	380,699	366,920
4.000%, 02/01/41	91,742	88,618
4.000%, 03/01/41	94,223	90,995
4.000%, 08/01/52	5,954,674	5,626,101
4.000%, 09/01/52	2,548,289	2,413,407
4.000%, 11/01/52	2,968,281	2,802,806
4.000%, 02/01/53	483,283	457,067
4.500%, 09/01/40	28,804	28,484
4.500%, 01/01/41	133,245	131,863
4.500%, 02/01/41	87,816	86,904
4.500%, 03/01/41	196,259	194,222
4.500%, 04/01/41	172,008	169,970
4.500%, 09/01/52	552,548	535,882
4.500%, 10/01/52	910,108	882,095
4.500%, 11/01/52	3,631,011	3,518,877
4.500%, 10/01/53	1,183,421	1,147,118
5.000%, 05/01/29	3,063	3,075
5.000%, 04/01/35	31,262	31,422
5.000%, 08/01/35	13,976	14,098
5.000%, 11/01/35	32,262	32,579
5.000%, 11/01/39	171,307	173,121
5.000%, 04/01/40	55,074	55,658
5.000%, 08/01/40	34,623	34,989
5.000%, 05/01/55	1,270,599	1,253,934
5.500%, 05/01/34	181,198	183,274
5.500%, 10/01/34	52,914	54,190
5.500%, 07/01/35	73,459	74,648
5.500%, 10/01/35	78,999	80,850
5.500%, 12/01/38	45,649	46,809
6.000%, 11/01/33	90,715	92,784
6.500%, 09/01/32	8,761	9,055
6.500%, 11/01/32	8,217	8,493
6.500%, 06/01/36	54,744	57,948
7.000%, 12/01/37	18,841	19,764
		40,907,731
Federal National Mortgage Association (9.5%)
2.000%, 04/01/51	2,413,604	1,960,588
2.000%, 11/01/51	10,903,970	8,828,881
2.000%, 03/01/52	1,123,366	908,406
2.500%, 12/01/51	2,105,115	1,784,487
2.500%, 03/01/52	2,204,013	1,866,251
2.500%, 04/01/52	3,692,491	3,137,410
3.000%, 09/01/42	49,959	45,835
3.000%, 01/01/46	46,695	42,229

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

3.000%, 05/01/52	$2,068,310	$1,823,203
3.000%, 06/01/52	363,281	322,084
3.500%, 12/01/32	40,204	39,367
3.500%, 11/01/40	172,938	164,059
3.500%, 01/01/41	198,890	188,775
3.500%, 02/01/41	226,833	215,347
3.500%, 04/01/41	108,808	103,108
3.500%, 11/01/41	688,024	651,555
3.500%, 12/01/41	139,690	132,228
3.500%, 05/01/42	72,194	68,412
3.500%, 01/01/43	151,342	142,670
3.500%, 02/01/43	184,299	174,530
3.500%, 05/01/43	611,545	572,370
4.000%, 12/01/40	25,040	24,059
4.000%, 04/01/41	373,902	360,859
4.000%, 09/01/41	93,608	90,342
4.000%, 11/01/41	64,832	62,566
4.000%, 06/01/42	196,912	190,021
4.000%, 09/01/43	119,723	115,283
4.000%, 06/01/52	1,059,013	1,002,961
4.500%, 05/01/35	52,576	52,002
4.500%, 07/01/35	123,645	122,684
4.500%, 09/01/37	44,530	44,160
4.500%, 06/01/39	55,999	55,283
4.500%, 04/01/41	449,129	444,469
4.500%, 07/01/41	333,350	329,847
4.500%, 07/01/47	131,676	129,075
4.500%, 08/01/52	4,760,700	4,612,708
4.500%, 04/01/53	801,368	776,948
5.000%, 11/01/33	50,628	51,134
5.000%, 03/01/34	38,679	38,692
5.000%, 05/01/34	9,569	9,648
5.000%, 12/01/34	50,646	50,808
5.000%, 07/01/35	47,225	47,581
5.000%, 08/01/35	21,839	22,016
5.000%, 03/01/38	20,615	20,820
5.000%, 04/01/38	41,755	41,973
5.000%, 06/01/39	36,816	37,117
5.000%, 12/01/39	126,420	127,759
5.000%, 06/01/40	15,966	16,135
5.000%, 04/01/41	157,850	159,523
5.000%, 05/01/53	1,957,935	1,940,093
5.000%, 11/01/53	1,802,960	1,783,822
5.500%, 04/01/33	187,989	189,942
5.500%, 05/01/33	2,214	2,248
5.500%, 12/01/33	17,537	17,823
5.500%, 01/01/34	36,316	36,941
5.500%, 02/01/34	36,679	36,880
5.500%, 03/01/34	30,771	30,926
5.500%, 04/01/34	33,706	34,025
5.500%, 05/01/34	1,062	1,068
5.500%, 09/01/34	50,068	51,179
5.500%, 10/01/34	15,634	15,899
5.500%, 01/01/35	26,051	26,213
5.500%, 02/01/35	57,035	57,455
5.500%, 04/01/35	58,848	59,215
5.500%, 06/01/35	2,692	2,758
5.500%, 08/01/35	36,393	36,763
5.500%, 10/01/35	81,008	83,182
5.500%, 11/01/35	17,419	17,972
5.500%, 09/01/36	34,040	34,697
5.500%, 12/01/39	23,149	23,790
5.500%, 07/01/53	1,143,235	1,152,188
5.500%, 09/01/53	801,781	807,693
6.000%, 09/01/32	3,324	3,457
6.000%, 10/01/32	108,353	110,444
6.000%, 11/01/32	124,021	128,883
6.000%, 03/01/33	84,475	86,105
6.000%, 12/01/33	42,223	43,343
6.000%, 08/01/34	8,558	8,836
6.000%, 09/01/34	8,108	8,308

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

6.000%, 11/01/34	$4,446	$4,532
6.000%, 12/01/34	30,498	31,525
6.000%, 11/01/36	4,415	4,618
6.000%, 01/01/37	60,859	63,839
6.000%, 08/01/37	31,069	32,501
6.000%, 10/01/38	42,301	44,376
6.500%, 12/01/31	9,116	9,422
6.500%, 02/01/32	56,282	58,170
6.500%, 04/01/32	29,418	30,604
6.500%, 05/01/32	5,913	6,111
6.500%, 07/01/32	34,660	35,822
6.500%, 08/01/32	30,329	31,346
6.500%, 09/01/32	19,834	20,498
6.500%, 10/01/32	23,659	24,452
6.500%, 09/01/34	1,503	1,575
6.500%, 11/01/34	1,739	1,798
6.500%, 03/01/35	21,633	22,483
6.500%, 09/01/37	38,525	40,429
6.500%, 11/01/37	16,752	17,713
7.000%, 07/01/31	15,392	16,146
7.000%, 09/01/31	48,344	50,713
7.000%, 11/01/31	33,937	35,600
7.000%, 02/01/32	18,272	19,167
7.000%, 03/01/32	2,471	2,592
7.000%, 07/01/32	12,232	12,832
7.500%, 04/01/31	8,443	8,565
7.500%, 05/01/31	2,716	2,751
		39,670,596
Government National Mortgage Association (6.0%)
3.000%, 03/15/45	311,604	279,879
3.000%, 04/15/45	569,297	511,331
3.000%, 05/15/45	29,288	26,306
3.250%, 04/20/33	42,860	41,281
3.250%, 03/20/35	476,955	456,098
3.250%, 11/20/35	266,297	254,258
3.250%, 01/20/36	464,484	442,820
3.500%, 11/15/40	40,491	38,146
3.500%, 04/20/46	173,387	160,107
3.750%, 03/20/46	532,895	498,262
4.000%, 07/20/31	93,266	92,304
4.000%, 04/20/39	95,011	90,268
4.000%, 12/20/40	257,351	244,984
4.000%, 01/15/41	14,144	13,598
4.000%, 02/15/41	113,491	108,279
4.000%, 10/15/41	77,885	74,740
4.000%, 12/20/44	33,520	32,159
4.000%, 10/20/52	1,244,309	1,177,932
4.000%, 12/20/52	1,545,039	1,459,106
4.500%, 06/15/40	75,854	75,071
4.500%, 10/20/52	1,930,573	1,879,112
5.000%, 05/15/33	17,395	17,526
5.000%, 12/15/39	30,930	31,304
5.000%, 01/15/40	252,466	255,521
5.000%, 07/15/40	62,554	63,186
5.500%, 07/15/38	77,918	80,543
5.500%, 10/15/38	83,381	85,982
5.500%, 06/20/53	1,047,043	1,061,748
3.500%, 04/21/56, TBA (b)	5,275,000	4,834,305
4.000%, 04/21/56, TBA (b)	6,700,000	6,270,591
4.500%, 04/21/56, TBA (b)	100,000	96,496
5.000%, 04/21/56, TBA (b)	2,375,000	2,351,253
5.500%, 04/21/56, TBA (b)	2,125,000	2,137,793
		25,242,289
U.S. Treasury (29.7%)
U.S. Treasury Bonds
4.625%, 02/15/46	11,210,000	10,828,160
4.750%, 02/15/56	16,602,000	16,233,643
U.S. Treasury Notes
3.375%, 02/29/28	1,452,000	1,440,429

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

3.500%, 03/15/29	$9,315,000	$9,232,038
3.500%, 02/28/31	7,757,000	7,607,314
3.875%, 03/31/28	22,461,000	22,493,463
3.875%, 03/31/31	39,360,000	39,237,000
4.125%, 02/15/36	5,509,000	5,427,226
4.250%, 03/31/33	11,405,000	11,488,756
		123,988,029
Uniform Mortgage-Backed Security (10.8%)
Uniform Mortgage-Backed Security,
2.500%, 05/13/56, TBA (b)	2,275,000	1,912,780
3.000%, 05/13/56, TBA (b)	3,050,000	2,679,634
3.500%, 05/13/56, TBA (b)	15,325,000	14,030,120
4.000%, 04/13/56, TBA (b)	9,175,000	8,650,282
4.000%, 05/13/56, TBA (b)	5,200,000	4,898,753
4.500%, 04/13/56, TBA (b)	7,175,000	6,923,651
5.000%, 04/13/56, TBA (b)	4,200,000	4,141,511
5.500%, 04/13/56, TBA (b)	2,125,000	2,134,759
		45,371,490
Total government obligations (cost: $279,784,047)		275,180,135

Asset-Backed Securities (11.7%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 08/15/46 (c)	630,000	623,560
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 4.798%, 04/20/32 (3-Month USD TERM SOFR + 1.130%) (c) (d)	326,634	326,599
AMMC CLO 28 Ltd., Series 2024-28A, Class A1A, 5.218%, 07/20/37 (3-Month USD TERM SOFR + 1.550%) (c) (d)	1,000,000	1,000,417
Arbour CLO VII DAC, Series 7A, Class BR, 4.200%, 12/15/38 (3-Month EUR EURIBOR + 2.050%) (c) (d)	1,350,000	1,560,548
ARES LX CLO Ltd., Series 2021-60A, Class AR2, 4.628%, 07/18/34 (3-Month USD TERM SOFR + 0.960%) (c) (d)	1,100,000	1,097,070
ARES XXVII CLO Ltd., Series 2013-2A, Class BR3, 5.321%, 10/28/34 (3-Month USD TERM SOFR + 1.650%) (c) (d)	1,080,000	1,078,565
Bain Capital Credit CLO Ltd.
Series 2020-2A, Class AR3, 4.646%, 07/19/34 (3-Month USD TERM SOFR + 0.980%)(c) (d)	1,100,000	1,097,195
Series 2021-6A, Class A1R, 4.760%, 10/21/34 (3-Month USD TERM SOFR + 1.090%)(c) (d)	1,200,000	1,198,925
Ballyrock CLO 20 Ltd., Series 2022-20A, Class A1A3, 4.722%, 10/15/36 (3-Month USD TERM SOFR + 1.050%) (c) (d)	1,000,000	995,143
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 4.768%, 02/25/34 (1-Month USD TERM SOFR + 1.089%) (d)	244,830	251,870
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 5.518%, 10/25/30 (3-Month USD TERM SOFR + 1.850%) (c) (d)	1,200,000	1,200,032
BSPDF Issuer LLC, Series 2026-FL3, Class AS, 5.350%, 09/18/43 (1-Month USD TERM SOFR + 1.700%) (c) (d)	860,000	859,993
Chase Funding Trust
Series 2002-3, Class 2A1, 4.433%, 08/25/32 (1-Month USD TERM SOFR + 0.754%) (d)	66,469	66,151
Series 2003-2, Class 2A2, 4.353%, 02/25/33 (1-Month USD TERM SOFR + 0.674%) (d)	67,193	67,008
CIFC Funding Ltd., Series 2014-4RA, Class A1A2, 4.658%, 01/17/35 (3-Month USD TERM SOFR + 0.990%) (c) (d)	1,070,000	1,068,749
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (c)	18,377	16,929
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (c)	343,118	325,496
Series 2018-AGS, Class A2, 4.293%, 02/25/44 (1-Month USD TERM SOFR + 0.614%) (c) (d)	48,849	48,418
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (c)	741,062	679,191
Series 2021-AGS, Class A, 1.200%, 03/25/52 (c)	315,852	271,324
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.000%, 05/20/55 (c)	385,000	390,705
Contego CLO IV DAC, Series 4A, Class B1RR, 4.047%, 10/23/39 (3-Month EUR EURIBOR + 2.050%) (c) (d)	1,000,000	1,153,110
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 5.322%, 10/15/30 (3-Month USD TERM SOFR + 1.650%) (c) (d)	1,100,000	1,101,038
Dryden 98 CLO Ltd., Series 2022-98A, Class AR, 4.696%, 04/20/35 (3-Month USD TERM SOFR + 1.020%) (c) (d)	1,100,000	1,098,876
FIGRE Trust
Series 2025-HE3, Class A, 5.560%, 05/25/55 (c) (d)	1,276,881	1,281,131
Series 2025-HE7, Class A, 5.150%, 11/25/55 (c) (d)	968,574	962,182
FirstKey Homes Trust, Series 2021-SFR1, Class F2, 3.452%, 08/17/38 (c)	1,050,000	1,040,448
FRTKL Group, Inc., Series 2021-SFR1, Class G, 4.105%, 09/17/38 (c)	1,250,000	1,229,167
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (c)	1,437,590	1,314,960
HPS Loan Management Ltd., Series 10A-16, Class A1R3, 4.788%, 04/20/34 (3-Month USD TERM SOFR + 1.120%) (c) (d)	1,000,000	999,067
ICG U.S. CLO Ltd., Series 2016-1A, Class A2R3, 5.271%, 04/29/34 (3-Month USD TERM SOFR + 1.600%) (c) (d)	1,100,000	1,099,409
KKR CLO 33 Ltd., Series 33A, Class AR, 4.748%, 07/20/34 (3-Month USD TERM SOFR + 1.080%) (c) (d)	1,000,000	999,727
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 03/25/56 (c)	770,000	767,921
Magnetite XXIII Ltd., Series 2019-23A, Class AR2, 4.637%, 01/25/35 (3-Month USD TERM SOFR + 0.990%) (c) (d)	1,100,000	1,097,644
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310%, 01/15/69 (c)	292,615	278,037
Series 2021-BA, Class A, 0.940%, 07/15/69 (c)	813,909	742,423
Series 2021-FA, Class A, 1.110%, 02/18/70 (c)	856,971	764,027

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Series 2022-A, Class A, 2.230%, 07/15/70 (c)	$997,554	$905,750
Neuberger Berman Loan Advisers CLO 43Ltd., Series 2021-43A, Class AR, 4.718%, 07/17/36 (3-Month USD TERM SOFR + 1.050%) (c) (d)	1,100,000	1,098,543
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd., Series 2023-1A, Class BR, 5.368%, 10/25/36 (3-Month USD TERM SOFR + 1.700%) (c) (d)	1,200,000	1,197,523
Oxford Finance Funding Trust LLC, Series 2025-1A, Class A2, 5.413%, 02/15/35 (c)	730,000	728,114
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class A2R2, 5.203%, 02/14/34 (3-Month USD TERM SOFR + 1.550%)(c) (d)	1,000,000	999,860
Series 2019-2A, Class A2RR, 5.163%, 10/15/34 (3-Month USD TERM SOFR + 1.500%)(c) (d)	400,000	398,748
Penta CLO 21 DAC, Series 2025-21A, Class B, 3.962%, 02/16/39 (3-Month EUR EURIBOR + 1.900%) (c) (d)	1,000,000	1,155,889
Progress Residential Trust
Series 2021-SFR7, Class D, 2.341%, 08/17/40 (c)	1,525,000	1,427,469
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (c)	2,000,000	1,973,842
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, 5.008%, 07/25/38 (3-Month USD TERM SOFR + 1.340%) (c) (d)	1,100,000	1,100,087
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 4.786%, 08/20/32 (3-Month USD TERM SOFR + 1.130%)(c) (d)	648,772	648,900
Series 2021-2A, Class BR, 5.368%, 07/20/34 (c) (d)	1,070,000	1,068,262
Series 2022-1A, Class BR, 5.368%, 07/20/35 (3-Month USD TERM SOFR + 1.700%)(c) (d)	1,100,000	1,098,427
Saxon Asset Securities Trust, Series 2004-1, Class A, 1.966%, 03/25/35 (1-Month USD TERM SOFR + 0.654%) (d)	151,999	136,145
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (c)	1,152,080	1,033,266
SVC ABS LLC, Series 2026-1A, Class B, 5.795%, 03/20/56 (c)	600,000	591,963
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.771%, 01/16/32 (3-Month USD TERM SOFR + 1.100%) (c) (d)	190,326	190,286
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (c)	975,000	928,364
Trinitas CLO XIV Ltd., Series 2020-14A, Class A1R2, 4.768%, 01/25/34 (3-Month USD TERM SOFR + 1.100%) (c) (d)	1,100,000	1,099,060
Vista Point Securitization Trust, Series 2024-CES3, Class A1, 5.679%, 01/25/55 (c) (e)	1,129,230	1,132,862
Total asset-backed securities (cost: $49,377,688)		49,066,415

Other Mortgage-Backed Securities (10.5%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (7.7%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.610%, 01/25/45 (c) (d)	27,640	27,176
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	6,200	1,460
CIM Trust, Series 2021-R3, Class A1, 1.951%, 06/25/57 (c) (d)	1,313,643	1,196,500
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (c) (d)	34,952	34,497
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (c) (d)	1,488,772	1,335,292
Cross Mortgage Trust
Series 2025-H10, Class A1, 4.968%, 01/25/71 (c) (d)	659,791	655,717
Series 2026-NQM2, Class A1, 4.833%, 03/25/61 (c) (d)	1,062,726	1,053,155
CSMC Trust
Series 2013-6, Class B4, 3.455%, 08/25/43 (c) (d)	345,845	300,474
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (c) (d)	680,181	614,200
FARM Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (c) (d)	1,281,765	1,034,923
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-3, Class TT, 2.000%, 03/25/61	743,515	671,791
Federal Home Loan Mortgage Corp. STACR Debt Notes, Series 2017-DNA2, Class M2R, 4.726%, 10/25/29 (30 day USD SOFR Average + 1.064%) (d)	172,388	171,900
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
Series 2015-SC01, Class 1A, 3.500%, 05/25/45	128,520	116,359
Series 2016-SC02, Class 1A, 3.000%, 10/25/46	36,247	31,332
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2016-C05, Class 2M2, 8.226%, 01/25/29 (30 day USD SOFR Average + 4.564%) (d)	226,138	228,018
Federal National Mortgage Association REMICS, Series 2004-33, Class AL, 4.500%, 05/25/34	537,000	534,520
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (c) (d)	1,781,096	1,605,508
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (c) (d)	1,610,536	1,448,641
GCAT Trust, Series 2025-NQM7, Class A2, 5.289%, 11/25/70 (c) (e)	1,040,462	1,035,950
Government National Mortgage Association REMICS
1.000%, 12/20/42	29,888	25,367
3.000%, 11/16/44	524,009	475,475
3.500%, 01/20/49	475,000	428,558
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 6.207%, 07/25/44 (c) (d)	2,110,021	2,077,659
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.346%, 06/25/29 (c) (d)	85,169	83,335
Series 2015-6, Class B4, 3.510%, 10/25/45 (c) (d)	1,375,000	1,031,833
Series 2016-3, Class B3, 3.309%, 10/25/46 (c) (d)	100,996	97,474
Series 2017-2, Class B4, 3.652%, 05/25/47 (c) (d)	2,217,037	2,041,166
Series 2021-13, Class A4, 2.500%, 04/25/52 (c) (d)	2,800,428	2,520,514
Series 2021-4, Class A5, 2.500%, 08/25/51 (c) (d)	2,400,000	1,678,739

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Luminent Mortgage Trust, Series 2005-1, Class A1, 4.313%, 11/25/35 (1-Month USD TERM SOFR + 0.634%) (d)	$955,492	$933,227
OBX Trust, Series 2022-NQM2, Class A1, 3.996%, 01/25/62 (c) (d)	1,644,972	1,578,854
PMT Loan Trust, Series 2024-INV1, Class A3, 5.500%, 10/25/59 (c) (d)	1,084,794	1,082,124
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071%, 11/25/56 (c) (d)	869,011	770,096
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.478%, 06/25/43 (d)	441,116	344,440
Series 2015-1, Class B2, 3.931%, 01/25/45 (c) (d)	76,623	74,634
Series 2015-3, Class B1, 3.726%, 07/25/45 (c) (d)	77,454	76,408
Series 2015-4, Class B2, 3.087%, 11/25/30 (c) (d)	20,585	19,773
Series 2017-1, Class B3, 3.601%, 02/25/47 (c) (d)	742,264	603,325
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.574%, 04/25/47 (c) (d)	1,058,763	742,612
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06/25/56 (c) (d)	578,972	503,201
Series 2021-6, Class A1, 1.920%, 11/25/66 (c) (d)	1,022,333	903,228
Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (d)	5,571	72
Series 1998-2, Class C, 6.750%, 05/02/30 (d)	3,606	242
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.000%, 06/25/58 (c) (d)	1,238,159	1,171,306
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.698%, 06/20/45 (c) (d)	975,503	915,352
		32,276,427
Commercial Mortgage-Backed Securities (2.8%)
BX Commercial Mortgage Trust, Series 2025-JDI, Class C, 5.423%, 11/15/42 (1-Month USD TERM SOFR + 1.750%) (c) (d)	564,644	564,467
BX Trust, Series 2023-LIFE, Class A, 5.045%, 02/15/28 (c)	900,000	886,173
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.467%, 01/13/40 (c) (d)	430,000	439,990
Series 2025-SPRL, Class B, 5.758%, 01/13/40 (c) (d)	430,000	439,912
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	994,153
Sage AR Funding, Series 2026-1A, Class C, 5.484%, 05/18/38 (SONIA - 1.750%) (c) (d)	525,000	692,285
UBS Commercial Mortgage Trust
Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,693,084
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,432,052
Series 2017-C7, Class AS, 4.061%, 12/15/50 (d)	1,505,000	1,469,415
		11,611,531
Total other mortgage-backed securities (cost: $47,383,548)		43,887,958

Corporate Obligations (16.1%)
Basic Materials (0.3%)
Chemicals (0.3%)
International Flavors & Fragrances, Inc., 2.300%, 11/01/30 (c)	1,205,000	1,073,016

Communications (1.9%)
Internet & Telecom (0.8%)
Amazon.com, Inc.
4.450%, 03/16/45	225,000	255,416
4.850%, 03/16/64	190,000	216,997
4.875%, 03/13/36	300,000	297,489
5.800%, 03/13/56	685,000	686,723
Booking Holdings, Inc., 3.875%, 03/21/45	145,000	147,268
Getty Images, Inc., 10.500%, 11/15/30 (c)	70,000	62,778
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 8.750%, 05/01/29 (c)	200,000	185,537
Meta Platforms, Inc.
4.875%, 11/15/35	375,000	368,047
5.625%, 11/15/55	1,185,000	1,114,347
		3,334,602
Media (0.7%)
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 02/01/36 (c)	65,000	64,299
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, 04/01/31	1,130,000	1,014,553
3.500%, 03/01/42	280,000	192,137
4.800%, 03/01/50	315,000	233,397
CSC Holdings LLC
5.750%, 01/15/30 (c)	112,000	42,544
6.500%, 02/01/29 (c)	547,000	348,622
11.750%, 01/31/29 (c)	405,000	292,707
Time Warner Cable LLC, 5.500%, 09/01/41	145,000	124,995
Virgin Media O2 Vendor Financing Notes VI DAC, 8.500%, 03/15/33 (c)	94,000	81,978
VZ Secured Financing BV, 5.000%, 01/15/32 (c)	535,000	458,639
		2,853,871

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Software (0.2%)
Alphabet, Inc.
3.500%, 11/06/38	$165,000	$180,226
5.650%, 02/15/56	545,000	544,510
		724,736
Telecommunication (0.2%)
Altice Financing SA, 9.625%, 07/15/27 (c)	172,000	127,371
Altice France SA
6.500%, 04/15/32 (c)	11,082	10,473
6.875%, 07/15/32 (c)	44,000	41,691
9.500%, 11/01/29 (c)	8,265	8,350
Crown Castle Towers LLC, 4.241%, 07/15/48 (c)	625,000	620,965
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (c)	200,000	200,976
Vmed O2 U.K. Financing I PLC, 7.750%, 04/15/32 (c)	73,000	69,913
Zayo Group Holdings, Inc., 9.250%, 03/09/30 (c)	45,031	44,767
		1,124,506
Consumer Cyclical (0.7%)
Auto Manufacturers (0.2%)
Volkswagen Group of America Finance LLC, 5.650%, 03/25/32 (c)	700,000	710,898
Volkswagen International Finance NV, 7.875%, 09/06/32 (9 year EUR Swap + 4.783%)(d)	100,000	127,571
		838,469
Automobile Components (0.0%)
Robert Bosch GmbH, 4.375%, 06/02/43	100,000	109,997

Entertainment (0.1%)
Discovery Global Holdings, Inc.
5.050%, 03/15/42	10,000	6,620
5.141%, 03/15/52	122,000	73,909
Flutter Treasury DAC, 6.125%, 06/04/31	110,000	140,274
Great Canadian Gaming Corp./Raptor LLC, 8.750%, 11/15/29 (c)	46,000	44,876
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.000%, 08/01/30 (c)	34,000	32,539
Voyager Parent LLC, 9.250%, 07/01/32 (c)	48,000	49,833
		348,051
Housewares (0.0%)
Newell Brands, Inc., 7.375%, 04/01/36	80,000	73,630

Lodging-Hotel (0.1%)
Las Vegas Sands Corp., 6.000%, 06/14/30	425,000	437,076

Passenger Airlines (0.1%)
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 09/20/31 (c)	27,000	25,531
JetBlue Pass-Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	578,621	548,168
		573,699
Retail (0.2%)
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.500%, 07/01/32 (c)	65,000	58,912
Ferrellgas LP/Ferrellgas Finance Corp.
5.875%, 04/01/29 (c)	101,000	96,545
9.250%, 01/15/31 (c)	140,000	145,826
Michaels Cos., Inc.
8.500%, 03/15/33 (c)	102,000	99,298
11.000%, 03/15/34 (c)	33,000	30,540
Papa John's International, Inc., 3.875%, 09/15/29 (c)	225,000	213,198
Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.500%, 12/15/35 (c)	135,000	130,989
		775,308
Consumer, Non-cyclical (3.2%)
Agricultural Products (0.3%)
Imperial Brands Finance PLC
3.875%, 07/26/29 (c)	30,000	29,260
6.125%, 07/27/27 (c)	470,000	479,749
Japan Tobacco, Inc., 5.250%, 06/15/30 (c)	635,000	650,515
		1,159,524
Beverages (0.2%)
Constellation Brands, Inc., 2.250%, 08/01/31	755,000	665,759
Maple Parent Holdings Corp., 4.728%, 03/26/35 (c)	180,000	206,915
		872,674

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Biotechnology (0.0%)
Amgen, Inc., 5.650%, 03/02/53	$110,000	$106,804

Commercial Services (0.1%)
AA Bond Co. Ltd., 5.500%, 07/31/50	100,000	127,871
Grand Canyon University, 5.125%, 10/01/28	70,000	69,012
Raven Acquisition Holdings LLC, 6.875%, 11/15/31 (c)	40,000	38,546
Upbound Group, Inc., 6.375%, 02/15/29 (c)	75,000	72,669
VT Topco, Inc., 8.500%, 08/15/30 (c)	132,000	134,369
		442,467
Food Products (0.3%)
Pilgrim's Pride Corp.
3.500%, 03/01/32	1,320,000	1,197,105
6.875%, 05/15/34	165,000	178,068
		1,375,173
Health Care Equipment & Supplies (0.2%)
Medline Borrower LP, 3.875%, 04/01/29 (c)	560,000	541,648
Sartorius Finance BV, 4.875%, 09/14/35	200,000	238,068
		779,716
Health Care Providers & Services (1.4%)
Centene Corp.
2.500%, 03/01/31	220,000	184,145
3.000%, 10/15/30	757,000	663,309
Cigna Group, 5.250%, 01/15/36	640,000	641,295
CommonSpirit Health, 4.350%, 11/01/42	405,000	344,230
Elevance Health, Inc.
5.000%, 01/15/36	565,000	554,249
5.375%, 06/15/34	275,000	278,782
Humana, Inc., 5.550%, 05/01/35	645,000	638,377
IQVIA, Inc., 5.700%, 05/15/28	825,000	840,972
Kedrion SpA, 6.500%, 09/01/29 (c)	305,000	294,111
Molina Healthcare, Inc.
6.250%, 01/15/33 (c)	73,000	70,578
6.500%, 02/15/31 (c)	42,000	41,279
Sinai Health System, 3.034%, 01/20/36	900,000	839,639
Star Parent, Inc., 9.000%, 10/01/30 (c)	88,000	91,520
UnitedHealth Group, Inc., 5.625%, 07/15/54	425,000	406,111
		5,888,597
Household Products (0.0%)
Spectrum Brands, Inc., 3.875%, 03/15/31 (c)	61,000	52,650

Pharmaceuticals (0.7%)
1261229 BC Ltd., 10.000%, 04/15/32 (c)	165,000	168,718
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (c)	1,180,000	1,168,343
4.400%, 07/15/44 (c)	775,000	613,073
CVS Health Corp.
4.780%, 03/25/38	90,000	82,859
7.000%, 03/10/55 (5 year CMT + 2.886%)(d)	240,000	247,290
Grifols SA, 7.500%, 05/01/30	328,000	390,880
		2,671,163
Energy (1.0%)
Oil & Gas (0.2%)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.737%, 03/11/46	100,000	113,839
Ecopetrol SA
8.375%, 01/19/36	100,000	101,533
8.875%, 01/13/33	40,000	42,264
KazMunayGas National Co. JSC, 5.375%, 04/24/30	300,000	302,861
Sunoco LP
5.625%, 07/15/34 (c)	50,000	49,154
7.875%, 09/18/30 (5 year CMT + 4.230%)(c) (d)	250,000	255,153
Transocean International Ltd., 8.750%, 02/15/30 (c)	31,500	32,768
		897,572
Pipelines (0.8%)
Energy Transfer LP, 6.850%, 02/15/40	1,850,000	1,968,131

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

NGPL PipeCo LLC, 3.250%, 07/15/31 (c)	$1,000,000	$918,978
Venture Global LNG, Inc., 9.000%, 09/30/29 (5 year CMT + 5.440%)(c) (d)	123,000	122,436
Venture Global Plaquemines LNG LLC
6.500%, 01/15/34 (c)	16,000	16,662
6.500%, 06/15/34 (c)	8,000	8,328
6.750%, 01/15/36 (c)	91,000	96,386
7.500%, 05/01/33 (c)	30,000	32,970
		3,163,891
Financial (4.8%)
Banks (2.4%)
Bank of America Corp., 2.884%, 10/22/30 (3-Month USD TERM SOFR + 1.452%)(d)	2,410,000	2,278,741
Citigroup, Inc.
2.520%, 11/03/32 (SOFRRATE + 1.177%)(d)	285,000	251,317
5.333%, 03/27/36 (SOFRRATE + 1.465%)(d)	55,000	55,208
Goldman Sachs Group, Inc.
2.383%, 07/21/32 (SOFRRATE + 1.248%)(d)	600,000	529,666
5.536%, 01/28/36 (SOFRRATE + 1.380%)(d)	55,000	55,887
HSBC Holdings PLC, 2.357%, 08/18/31 (SOFRRATE + 1.947%)(d)	95,000	85,675
JPMorgan Chase & Co.
1.470%, 09/22/27 (SOFRRATE + 0.765%)(d)	1,315,000	1,297,162
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%)(d)	195,000	176,196
4.946%, 10/22/35 (SOFRRATE + 1.340%)(d)	250,000	247,288
5.502%, 01/24/36 (SOFRRATE + 1.315%)(d)	175,000	179,336
Morgan Stanley
1.928%, 04/28/32 (SOFRRATE + 1.020%)(d)	219,000	189,827
2.511%, 10/20/32 (SOFRRATE + 1.200%)(d)	125,000	110,360
Morgan Stanley Private Bank NA
4.204%, 11/17/28 (SOFRRATE + 0.780%)(d)	250,000	249,125
4.465%, 11/19/31 (SOFRRATE + 1.020%)(d)	130,000	128,026
4.734%, 07/18/31 (SOFRRATE + 1.080%)(d)	590,000	588,007
U.S. Bancorp
3.000%, 07/30/29	765,000	730,470
Series J, 5.300%, 04/15/27 (3-Month USD TERM SOFR + 3.176%)(d)	800,000	795,431
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%)(d)	1,380,000	1,346,891
3.000%, 10/23/26	1,100,000	1,092,392
		10,387,005
Financial Services (0.5%)
Air Lease Corp., 3.250%, 10/01/29	620,000	588,260
American Express Co., 5.667%, 04/25/36 (SOFRRATE + 1.790%)(d)	425,000	439,335
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (c)	659,000	636,613
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/32 (c)	143,000	141,302
Lseg U.S. Fin Corp., 5.250%, 03/23/36 (c)	200,000	198,192
		2,003,702
Insurance (0.8%)
Acrisure LLC/Acrisure Finance, Inc., 8.250%, 02/01/29 (c)	40,000	39,506
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500%, 10/01/31 (c)	16,000	15,708
7.000%, 01/15/31 (c)	14,000	14,063
7.375%, 10/01/32 (c)	16,000	15,846
Farmers Insurance Exchange
4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%)(c) (d)	500,000	419,128
7.000%, 10/15/64 (10 year CMT + 3.864%)(c) (d)	235,000	234,775
Marsh & McLennan Cos., Inc., 4.950%, 03/15/36	570,000	563,494
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (c)	290,000	293,078
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (c)	2,125,000	1,710,951
		3,306,549
Investment Companies (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000%, 06/15/30	211,000	197,047
9.750%, 01/15/29	140,000	137,678
		334,725
Real Estate (0.1%)
Blackstone Property Partners Europe Holdings SARL, 3.500%, 01/29/31	110,000	123,028
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH, 4.875%, 08/21/30	100,000	114,559
Vonovia SE, 5.717%, 09/03/35	190,000	122,393
		359,980

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Real Estate Investment Trust — Health Care (0.1%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	$380,000	$357,050

Real Estate Investment Trust — Office Property (0.1%)
Hudson Pacific Properties LP
3.250%, 01/15/30	89,000	71,934
3.950%, 11/01/27	10,000	9,435
4.650%, 04/01/29	2,000	1,705
5.950%, 02/15/28	265,000	250,567
		333,641
Specialized REITs (0.7%)
American Assets Trust LP, 6.150%, 10/01/34	110,000	109,075
American Tower Corp.
2.900%, 01/15/30	430,000	403,425
4.900%, 03/15/30	435,000	439,071
Digital Dutch Finco BV, 3.875%, 07/15/34 (b)	100,000	110,139
Equinix Europe 2 Financing Corp. LLC, 3.625%, 11/22/34	340,000	370,636
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29	310,000	312,698
5.750%, 11/01/37	340,000	328,263
VICI Properties LP/VICI Note Co., Inc., 3.875%, 02/15/29 (c)	665,000	646,315
WP Carey, Inc., 3.750%, 05/10/35	255,000	274,904
		2,994,526
Storage REITs (0.0%)
Extra Space Storage LP, 2.400%, 10/15/31	70,000	61,234

Industrials (0.6%)
Construction & Engineering (0.0%)
Sydney Airport Finance Co. Pty. Ltd., 5.900%, 04/19/34	130,000	87,637

Environmental Control (0.0%)
Seche Environnement SACA, 5.870%, 01/09/31 (5 year EURIBOR ICE Swap + 3.707%)(d)	100,000	112,165

Machinery — Construction & Mining (0.1%)
Eaton Capital ULC
3.550%, 03/10/34	185,000	208,925
4.000%, 03/10/38	100,000	113,610
		322,535
Machinery — Diversified (0.0%)
Oregon Tool Lux LP, 7.875%, 10/15/29 (c) (f)	68,024	10,956

Miscellaneous Manufacture (0.1%)
Dyno Nobel Ltd., 5.400%, 11/08/32	130,000	85,327
Smiths Group PLC, 3.625%, 11/13/33	165,000	183,213
		268,540
Miscellaneous Manufacturing (0.0%)
Eaton Corp., 4.800%, 03/06/36	40,000	39,558

Packaging & Containers (0.2%)
Amcor Flexibles North America, Inc., 5.100%, 03/17/30	280,000	282,630
Amcor U.K. Finance PLC, 3.750%, 02/20/33	260,000	289,295
Ardagh Group SA
9.500%, 12/01/30 (c)	15,000	15,732
12.000%, 12/01/30 (c)	65,000	54,623
		642,280
Transportation (0.0%)
Pacific National Finance Pty. Ltd., 3.700%, 09/24/29	120,000	75,035

Trucking & Leasing (0.2%)
SMBC Aviation Capital Finance DAC, 5.100%, 04/01/30 (c)	440,000	443,578
SMBC Aviation Capital Finance DAC, 5.300%, 04/03/29 (c)	440,000	446,619
		890,197
Information Technology (0.9%)
Semiconductor Equipment (0.0%)
Foundry JV Holdco LLC, 5.500%, 01/25/31 (c)	75,000	76,586

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Software (0.9%)
Cloud Software Group, Inc., 8.250%, 06/30/32 (c)	$123,000	$116,336
Fiserv, Inc.
5.250%, 08/11/35	490,000	476,715
5.450%, 03/15/34	225,000	223,755
5.625%, 08/21/33	290,000	292,847
Open Text Corp., 6.900%, 12/01/27 (c)	85,000	87,222
Oracle Corp.
2.875%, 03/25/31	330,000	293,466
3.600%, 04/01/50	650,000	393,230
6.550%, 02/04/46	370,000	345,963
6.700%, 02/04/56	215,000	199,066
Paychex, Inc., 5.350%, 04/15/32	425,000	427,280
Salesforce, Inc.
4.650%, 03/15/29	215,000	215,351
5.550%, 03/15/36	425,000	423,822
TeamSystem SpA, 5.000%, 07/01/31	100,000	106,342
UKG, Inc., 6.875%, 02/01/31 (c)	75,000	72,778
		3,674,173
Utilities (2.7%)
Electric Utilities (2.1%)
Alliant Energy Corp., 5.750%, 04/01/56 (5 year CMT + 2.077%) (d)	345,000	335,393
American Electric Power Co., Inc.
Series C, 5.800%, 03/15/56 (5 year CMT + 2.128%) (d)	185,000	182,731
Series D, 6.050%, 03/15/56 (5 year CMT + 1.940%) (d)	760,000	752,976
Amprion GmbH, 4.580%, 01/15/46	200,000	225,240
Ausgrid Finance Pty. Ltd., 5.946%, 12/10/35	190,000	126,861
CenterPoint Energy, Inc., 5.950%, 04/01/56 (5 year CMT + 2.223%) (d)	350,000	346,676
Dominion Energy, Inc., 6.200%, 02/15/56 (5 year CMT + 2.006%) (d)	465,000	460,927
Electricite de France SA
2.000%, 12/09/49	200,000	136,200
4.750%, 06/17/44	500,000	568,986
7.375%, 06/17/35 (5 yr. U.K. Government Bond + 3.775%) (d)	100,000	132,768
EnBW International Finance BV, 5.792%, 02/26/36	300,000	198,194
Enel SpA, 4.500%, 10/14/34 (5 year EURIBOR ICE Swap + 1.821%) (d)	210,000	229,157
Entergy Corp., 6.100%, 06/15/56 (5 year CMT + 2.013%) (d)	515,000	508,165
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	491,209
Niagara Mohawk Power Corp., 4.278%, 10/01/34 (c)	490,000	455,922
Oncor Electric Delivery Co. LLC, 5.350%, 04/01/35	635,000	649,274
Southern Co., Series 21-A, 3.750%, 09/15/51 (5 year CMT + 2.915%) (d)	860,000	851,223
Southwestern Electric Power Co., 5.200%, 04/01/36	950,000	934,781
Trans-Allegheny Interstate Line Co., 5.000%, 01/15/31 (c)	1,060,000	1,076,699
WEC Energy Group, Inc., 5.625%, 05/15/56 (5 year CMT + 1.905%) (d)	275,000	269,411
		8,932,793
Gas Utilities (0.3%)
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (c)	101,000	103,678
Nortegas Energia Grupo SL, 4.125%, 01/21/33	200,000	223,164
Redexis SA, 4.375%, 05/30/31	200,000	231,153
Southern Co. Gas Capital Corp., 4.400%, 05/30/47	775,000	632,148
		1,190,143
Water (0.3%)
DWR Cymru Financing U.K. PLC, 2.375%, 03/31/34	280,000	274,312
Severn Trent Utilities Finance PLC, 4.000%, 03/05/34	180,000	206,794
United Utilities Water Finance PLC, 3.750%, 08/07/35	180,000	201,112
Yorkshire Water Finance PLC
2.750%, 04/18/41	200,000	163,427
6.375%, 11/18/34	205,000	272,451
		1,118,096
Total corporate obligations (cost: $68,516,478)		67,256,298

Bank Loans (1.6%)
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 5.418%, 09/20/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	49,392	49,244
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 5.918%, 12/21/28 (1-Month USD TERM SOFR + 2.250%) (c) (d)	45,115	45,015
Action Environmental Group, Inc., 2023 Term Loan B, 6.685%, 10/24/30 (3-Month USD TERM SOFR + 3.000%) (c) (d)	29,628	29,480

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Advantage Sales & Marketing, Inc., 2026 First Out Term Loan, 9.784%, 04/19/30 (1-Month USD TERM SOFR + 6.000%) (c) (d)	$48,216	$36,162
Alpha Generation LLC, Term Loan B, 5.418%, 09/30/31 (1-Month USD TERM SOFR + 1.750%) (c) (d)	90,574	90,257
Amspec Parent LLC, 2025 Term Loan, 7.200%, 12/22/31 (3-Month USD TERM SOFR + 3.500%) (c) (d)	57,166	56,928
Antylia Scientific, Term Loan, 7.661%, 05/27/32 (3-Month USD TERM SOFR + 4.000%) (c) (d)	39,901	39,452
Asurion LLC, 2021 Second Lien Term Loan B4, 9.032%, 01/20/29 (1-Month USD TERM SOFR + 5.250%) (c) (d)	13,656	13,540
Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 5.425%, 06/24/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	222,880	223,096
Balcan Innovations, Inc., Term Loan B, 8.417%, 10/18/31 (3-Month USD TERM SOFR + 4.750%) (c) (d)	36,818	23,931
Barracuda Networks, Inc., 2022 Term Loan, 8.167%, 08/15/29 (3-Month USD TERM SOFR + 4.500%) (c) (d)	27,738	17,475
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 7.782%, 06/09/28 (1-Month USD TERM SOFR + 4.000%) (c) (d)	56,806	56,545
Blackhawk Network Holdings, Inc., 2026 Term Loan B, 7.168%, 03/12/29 (1-Month USD TERM SOFR + 3.500%) (c) (d)	48,992	48,303
BradyPlus Holdings LLC, 2025 Term Loan B, 7.201%, 12/29/32 (3-Month USD TERM SOFR + 3.500%) (c) (d)	140,571	138,287
C&S Wholesale Grocers, Inc., Term Loan B, 8.700%, 09/20/30 (3-Month USD TERM SOFR + 5.000%) (c) (d)	94,649	92,361
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 7.417%, 12/29/28 (3-Month USD TERM SOFR + 3.750%) (c) (d)	20,964	8,251
CCRR Parent, Inc.
Term Loan B, 8.184%, 03/06/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	18,422	5,066
U.S. Acquisition Facility, 8.023%, 03/06/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	49,538	10,898
Celsius Holdings, Inc., 2025 Term Loan B, 6.200%, 04/01/32 (3-Month USD TERM SOFR + 2.500%) (c) (d)	33,847	33,898
Charter Communications Operating LLC, 2024 Term Loan B5, 5.911%, 12/15/31 (3-Month USD TERM SOFR + 2.250%) (c) (d)	93,157	93,157
City Football Group Ltd., 2024 Term Loan, 7.461%, 07/22/30 (3-Month USD TERM SOFR + 3.500%) (c) (d)	73,443	73,137
Cleanova U.S. Holdings LLC, 2025 Term Loan B, 8.425%, 06/14/32 (3-Month USD TERM SOFR + 4.750%) (c) (d)	26,741	26,708
Cloud Software Group, Inc., 2025 Term Loan B (2031), 6.950%, 03/21/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	35,104	32,055
Cloudera, Inc., 2021 Term Loan, 7.518%, 10/08/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	75,424	66,750
Cornerstone Generation LLC, Term Loan B, 5.917%, 08/11/32 (3-Month USD TERM SOFR + 2.250%) (c) (d)	21,591	21,550
Darktrace PLC, 1st Lien Term Loan, 6.898%, 10/09/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	47,902	45,730
Dave & Buster's, Inc., 2024 1st Lien Term Loan B, 6.938%, 11/01/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	56,336	46,940
Delivery Hero SE
2024 USD Term Loan B, 8.639%, 12/12/29 (3-Month USD TERM SOFR + 5.000%) (c) (d)	113,260	111,030
2026 Term Loan B, 10.750%, 06/30/32 (3-Month USD TERM SOFR + 4.000%) (c) (d)	39,750	38,346
DK Crown Holdings, Inc., 2025 Term Loan B, 5.419%, 03/04/32 (1-Month USD TERM SOFR + 1.750%) (c) (d)	29,402	29,352
DTI Holdco, Inc., 2025 Term Loan B, 7.668%, 04/26/29 (1-Month USD TERM SOFR + 4.000%) (c) (d)	24,961	21,504
Electronic Arts, Inc., USD Term Loan B, 0.000%, 03/24/33 (b) (c) (d) (g)	15,646	15,543
EOC Borrower LLC, Term Loan A, 7.418%, 03/24/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	21,675	21,602
Flutter Financing BV, 2024 Term Loan B, 5.450%, 11/30/30 (3-Month USD TERM SOFR + 1.750%) (c) (d)	61,783	61,011
GC Ferry Acquisition I, Inc.
Delayed Draw Term Loan, 0.000%, 08/16/32 (c) (d) (g)	7,110	6,998
Term Loan, 7.200%, 08/16/32 (3-Month USD TERM SOFR + 3.500%) (c) (d)	41,645	40,994
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 6.168%, 01/30/32 (1-Month USD TERM SOFR + 2.500%) (c) (d)	29,516	28,141
GOGO Intermediate Holdings LLC, Term Loan B, 7.532%, 04/30/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	36,962	32,122
Great Canadian Gaming Corp., 2024 Term Loan B, 8.437%, 11/01/29 (3-Month USD TERM SOFR + 4.750%) (b) (c) (d)	67,313	65,967
Guggenheim Partners LLC, 2024 Term Loan B, 6.200%, 11/26/31 (3-Month USD TERM SOFR + 2.500%) (c) (d)	24,675	24,663
GVC Holdings Gibraltar Ltd., 2025 Term Loan B6 (2029), 5.951%, 10/31/29 (3-Month USD TERM SOFR + 2.250%) (c) (d)	29,361	29,340
HDI Aerospace Intermediate Holding III Corp., Term Loan B, 7.400%, 02/11/32 (3-Month USD TERM SOFR + 3.750%) (c) (d)	49,500	49,624
Healthpeak Properties, Inc.
2024 Term Loan A3, 4.480%, 03/01/29 (3-Month USD TERM SOFR + 0.850%) (c) (d)	280,012	275,812
Term Loan A1, 4.508%, 08/20/27 (1-Month USD TERM SOFR + 0.840%) (c) (d)	138,742	136,661
Term Loan A2, 4.508%, 02/22/27 (1-Month USD TERM SOFR + 0.840%) (c) (d)	138,742	136,661
Heartland Dental LLC, 2025 Term Loan, 7.418%, 08/25/32 (1-Month USD TERM SOFR + 3.750%) (c) (d)	73,431	73,147
Heritage Environmental Services, Inc., 2026 Term Loan B, 0.000%, 03/18/33 (b) (c) (d) (g)	30,057	30,019
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 5.429%, 11/08/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	226,949	227,209
Hologic, Inc., 2026 USD Term Loan B, 0.000%, 01/14/33 (b) (c) (d) (g)	42,499	41,919
Invitation Homes Operating Partnership LP, 2024 Term Loan, 4.528%, 09/09/28 (1-Month USD TERM SOFR + 0.850%) (c) (d)	397,356	392,389
IQVIA, Inc., 2025 Incremental Term Loan B5, 5.450%, 01/02/31 (3-Month USD TERM SOFR + 1.750%) (c) (d)	77,690	77,836
Jane Street Group LLC, 2024 Term Loan B1, 5.673%, 12/15/31 (3-Month USD TERM SOFR + 2.000%) (c) (d)	63,266	61,992
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 5.918%, 05/05/28 (1-Month USD TERM SOFR + 2.250%) (c) (d)	48,824	48,980

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

KFC Holding Co., 2021 Term Loan B, 5.544%, 03/15/28 (1-Month USD TERM SOFR + 1.750%) (c) (d)	$57,753	$57,854
KUEHG Corp., 2025 Term Loan, 6.450%, 06/12/30 (3-Month USD TERM SOFR + 2.750%) (c) (d)	23,554	20,948
Lavender Dutch BorrowerCo BV, USD Term Loan, 0.000%, 12/30/32 (b) (c) (d) (g)	55,967	54,987
Lsf12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, 6.668%, 12/02/31(1-Month USD TERM SOFR + 3.000%) (c) (d)	21,533	21,528
Magnite, Inc., 2025 Repriced Term Loan B, 6.668%, 02/06/31 (1-Month USD TERM SOFR + 3.000%) (c) (d)	60,448	59,768
McAfee LLC, 2024 USD 1st Lien Term Loan B, 6.668%, 03/01/29 (1-Month USD TERM SOFR + 3.000%)(c) (d)	40,853	36,388
MH Sub I LLC
2023 Term Loan, 7.918%, 05/03/28 (1-Month USD TERM SOFR + 4.250%) (c) (d)	46,153	39,519
2024 Term Loan B4, 7.918%, 12/31/31 (1-Month USD TERM SOFR + 4.250%) (c) (d)	72,035	47,633
Michaels Cos., Inc., 2026 Term Loan B, 8.669%, 03/15/33 (3-Month USD TERM SOFR + 5.000%) (c) (d)	115,911	111,935
ModivCare Buyer LLC
Super Senior Term Loan, 7.951%, 12/29/30 (3-Month USD TERM SOFR + 4.250%) (c) (d)	75,000	74,250
Takeback Term Loan, 7.951%, 12/30/32 (3-Month USD TERM SOFR + 4.250%) (c) (d)	118,398	109,074
Naked Juice LLC
2025 FLFO Term Loan, 9.200%, 01/24/29 (3-Month USD TERM SOFR + 5.500%) (c) (d)	250,965	249,501
2025 FLSO Term Loan, 7.050%, 01/24/29 (3-Month USD TERM SOFR + 3.250%) (c) (d)	46,496	24,556
Opal Bidco SAS, USD Term Loan B4, 6.700%, 04/28/32 (3-Month USD TERM SOFR + 3.000%) (c) (d)	35,922	35,892
Oregon Tool, Inc., 2025 2nd Lien Term Loan, 7.913%, 10/15/29 (3-Month USD TERM SOFR + 4.000%) (c) (d)	50,719	35,947
Peer Holding III BV
2025 USD Term Loan B, 5.950%, 09/29/32 (3-Month USD TERM SOFR + 2.250%) (c) (d)	76,854	76,109
2025 USD Term Loan B5B, 6.200%, 07/01/31 (3-Month USD TERM SOFR + 2.500%)(c) (d)	97,925	97,762
Pelican Products, Inc., 2021 Term Loan, 8.211%, 12/29/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	84,661	74,671
Peraton Corp., Term Loan B, 7.517%, 02/01/28 (3-Month USD TERM SOFR + 3.750%) (c) (d)	55,823	47,473
Plano HoldCo, Inc., Term Loan B, 7.200%, 10/02/31 (3-Month USD TERM SOFR + 3.500%) (c) (d)	14,850	11,880
Planview Parent, Inc., 2024 1st Lien Term Loan, 7.200%, 12/17/27 (3-Month USD TERM SOFR + 3.500%) (c) (d)	127,806	94,336
Potomac Energy Center LLC, 2026 Term Loan B, 6.417%, 08/05/32 (3-Month USD TERM SOFR + 2.750%) (c) (d)	24,894	24,894
Primo Brands Corp.
2025 Term Loan B, 5.950%, 03/31/28 (3-Month USD TERM SOFR + 2.250%) (c) (d)	11,273	11,271
2026 Term Loan B, 0.000%, 03/19/31 (b) (c) (d) (g)	23,467	23,485
Priority Holdings LLC, 2025 Term Loan B, 7.418%, 08/02/32 (c) (d)	68,906	66,896
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 6.950%, 10/26/30 (3-Month USD TERM SOFR + 3.250%) (c) (d)	139,285	104,812
PUG LLC, 2024 Extended Term Loan B, 8.418%, 03/15/30 (1-Month USD TERM SOFR + 4.750%) (c) (d)	32,403	31,815
Quartz Acquireco LLC, 2025 Term Loan B, 5.950%, 06/28/30 (3-Month USD TERM SOFR + 2.250%) (c) (d)	57,651	48,283
QuidelOrtho Corp.
Term Loan, 7.668%, 08/20/32 (1-Month USD TERM SOFR + 4.000%) (c) (d)	66,110	65,966
Term Loan A, 5.918%, 08/14/30 (1-Month USD TERM SOFR + 2.250%) (c) (d)	49,250	46,787
Raising Cane's Restaurants LLC, 2025 Term Loan B, 5.668%, 11/03/32 (1-Month USD TERM SOFR + 2.000%) (c) (d)	51,625	51,313
Red Ventures LLC, 2024 Term Loan B, 6.418%, 03/04/30 (1-Month USD TERM SOFR + 2.750%) (c) (d)	50,080	44,001
Renaissance Holding Corp., 2024 1st Lien Term Loan, 7.667%, 04/05/30 (3-Month USD TERM SOFR + 4.000%) (c) (d)	118,217	83,441
Research Now Group, Inc., 2024 First Lien First Out Term Loan, 8.913%, 07/15/28 (3-Month USD TERM SOFR + 5.000%) (c) (d)	11,556	11,316
Sabre GLBL, Inc., 2024 Term Loan B1, 9.768%, 11/15/29 (1-Month USD TERM SOFR + 6.000%) (c) (d)	20,042	15,616
Secretariat Advisors LLC
2025 Delayed Draw Term Loan, 0.000%, 02/28/32 (b) (c) (d) (g)	3,177	3,113
2025 Term Loan B, 0.000%, 02/28/32 (b) (c) (d) (g)	26,171	25,648
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 8.402%, 08/16/31 (3-Month USD TERM SOFR + 4.750%) (c) (d)	46,479	45,782
SkyMiles IP Ltd., 2025 Repriced Term Loan B, 5.168%, 10/20/28 (3-Month USD TERM SOFR + 1.500%) (c) (d)	77,961	78,180
SonarSource Financing LLC, Term Loan, 8.168%, 12/19/30 (3-Month USD TERM SOFR + 4.500%) (c) (d)	50,456	45,915
South Field LLC
2025 1st Lien Term Loan B, 6.700%, 08/29/31 (3-Month USD TERM SOFR + 3.000%) (c) (d)	26,196	26,212
2025 1st Lien Term Loan C, 6.700%, 08/29/31 (3-Month USD TERM SOFR + 3.000%) (c) (d)	1,638	1,639
Star Parent, Inc., Term Loan B, 7.700%, 09/27/30 (3-Month USD TERM SOFR + 4.000%) (c) (d)	17,775	17,538
Station Casinos LLC, 2024 Term Loan B, 5.668%, 03/14/31 (1-Month USD TERM SOFR + 2.000%) (c) (d)	22,487	22,463
Surf Holdings LLC, 2025 Incremental Term Loan, 7.282%, 03/05/27 (1-Month USD TERM SOFR + 3.500%) (c) (d)	20,409	19,354
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 7.923%, 10/24/31 (3-Month USD TERM SOFR + 4.250%) (c) (d)	44,438	44,326
TKO Worldwide Holdings LLC, 2025 Term Loan, 5.664%, 11/21/31 (3-Month USD TERM SOFR + 2.000%) (c) (d)	52,124	52,052
TransDigm, Inc.
2023 Term Loan J, 6.168%, 02/28/31 (1-Month USD TERM SOFR + 2.500%) (b) (c) (d)	58,516	58,491
2025 Term Loan M, 6.168%, 08/19/32 (1-Month USD TERM SOFR + 2.500%) (c) (d)	73,166	73,111
TripAdvisor, Inc., Term Loan, 6.418%, 07/08/31 (1-Month USD TERM SOFR + 2.750% ) (c) (d)	40,945	38,501
TTF Holdings LLC, 2024 Term Loan, 7.376%, 07/18/31 (6-Month USD TERM SOFR + 3.750%) (c) (d)	85,142	62,792
United Natural Foods, Inc., 2024 Term Loan, 8.418%, 05/01/31 (1-Month USD TERM SOFR + 4.750%) (c) (d)	55,516	55,668

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Vistra Operations Co. LLC, 1st Lien Term Loan B3, 5.418%, 12/20/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	$100,144	$100,096
Voyager Parent LLC, Repriced Term Loan B, 7.950%, 07/01/32 (c) (d)	81,055	80,418
WEC U.S. Holdings Ltd., 2024 Term Loan, 5.668%, 01/27/31 (1-Month USD TERM SOFR + 2.000%) (c) (d)	40,646	40,552
Xerox Holdings Corp., 2023 Non-CoOp Term Loan, 7.627%, 11/19/29 (3-Month USD TERM SOFR + 4.000%, 6-Month USD TERM SOFR + 4.000%) (c) (d)	134,076	83,127
Zayo Group Holdings, Inc., 2025 USD Term Loan, 6.782%, 03/11/30 (1-Month USD TERM SOFR + 3.000%) (c) (d)	34,235	33,550
Ziggo Financing Partnership, 2025 Term Loan B, 7.027%, 01/15/33 (6-Month USD TERM SOFR + 3.250%) (c) (d)	51,713	50,187
Total bank loans (cost: $6,854,032)		6,573,700

Foreign Bonds (6.3%)
Abu Dhabi Government International Bonds, 5.500%, 04/30/54 (c)	510,000	488,610
Brazil Government International Bonds, 6.125%, 03/15/34	200,000	199,600
Colombia Government International Bonds, 7.750%, 11/07/36	200,000	204,460
Guatemala Government Bonds, 6.250%, 08/15/36	369,000	374,077
Hungary Government International Bonds, 2.125%, 09/22/31	250,000	211,722
Kuwait International Government Bonds, 4.652%, 10/09/35 (c)	405,000	388,818
Mexico Government International Bonds
4.875%, 05/19/33	287,000	271,488
5.625%, 09/22/35	278,000	267,575
New South Wales Treasury Corp.
4.750%, 02/20/37	1,105,000	699,569
5.250%, 02/24/38	585,000	381,967
Oman Government International Bonds, 6.250%, 01/25/31 (c)	200,000	208,540
Qatar Government International Bonds
4.400%, 04/16/50 (c)	244,000	202,088
5.103%, 04/23/48 (c)	204,000	188,353
Queensland Treasury Corp.
5.000%, 07/21/37	1,105,000	708,484
5.250%, 08/13/38	870,000	563,734
Republic of South Africa Government International Bonds
4.850%, 09/30/29	200,000	195,607
5.875%, 06/22/30	200,000	201,358
Romania Government International Bonds, 6.625%, 05/16/36	380,000	377,285
Saudi Government International Bonds
4.875%, 01/12/36 (c)	200,000	194,768
5.875%, 01/12/56 (c)	684,000	654,952
Treasury Corp. of Victoria, 2.000%, 11/20/37	550,000	254,484
U.K. Gilts
1.625%, 10/22/28	6,702,000	8,278,635
4.375%, 03/07/28	8,365,000	11,022,418
Total foreign bonds (cost: $26,886,923)		26,538,592

Convertible Foreign Bonds (0.1%)
Convertible Foreign Bonds (0.1%)
Cellnex Telecom SA, Series CLNX, 0.750%, 11/20/31	300,000	307,454
Davide Campari-Milano NV, 2.375%, 01/17/29	200,000	224,495
Total convertible foreign bonds (cost: $536,260)		531,949
Total long-term debt securities (cost: $479,338,976)		469,035,047

	Shares
Common Stocks (0.1%)
Health Care (0.0%)
Health Care Providers & Services (0.0%)
ModivCare, Inc., (h) (i)	15,292	99,398

Materials (0.1%)
Containers & Packaging (0.1%)
Ardagh Holdings SA (f) (h) (i)	17,718	130,670
Total common stocks (cost: $507,221)		$230,068

Short-Term Securities (2.3%)
Investment Companies (1.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.600%	7,443,425	7,443,425

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

	Principal
U.S. Government Agencies and Obligations (0.5%)
U.S. Treasury Bills, 3.627%, 04/28/26	$2,240,000	$2,233,886
Total short-term securities (cost: $9,677,333)		9,677,311
Total investments in securities (cost: $489,523,530)		478,942,426
Liabilities in excess of cash and other assets (-14.5%)		(60,795,150)
Total net assets (100.0%)		$418,147,276

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Security is issued on a when-issued or forward commitment basis. As of March 31, 2026 the total cost of investments issued on a when-issued or forward commitment basis was $62,008,086.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	Variable rate security.
(e)	Step rate security.
(f)	This security is fair valued by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees of Securian Funds Trust and in accordance with Provisions of the Investment Company Act of 1940, as amended.
(g)	Unsettled security, coupon rate undetermined at March 31, 2026.
(h)	This security has been determined to be illiquid pursuant to the procedures of the Funds’ Liquidity Risk Management Program.
(i)	Non-income producing security.

Foreign Forward Currency Contracts
On March 31, 2026, SFT Core Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
04/01/26	223,448	GBP	298,828	USD	$4,167	$—	BOA
04/01/26	90,523	EUR	105,407	USD	1,106	—	BOA
04/01/26	494,510	AUD	333,052	USD	—	(5,637)	BOA
04/01/26	67,364	GBP	91,966	USD	3,133	—	BOA
04/01/26	110,321	EUR	130,614	USD	3,502	—	BOA
04/01/26	100,517	EUR	117,103	USD	1,287	—	BOA
04/01/26	5,780,382	EUR	6,805,428	USD	145,273	—	CITI
04/01/26	719,413	GBP	972,725	USD	24,035	—	CITI
04/01/26	188,663	AUD	126,374	USD	—	(2,841)	CITI
04/01/26	255,519	EUR	297,383	USD	2,975	—	CITI
04/01/26	101,129	GBP	139,676	USD	6,317	—	CITI
04/01/26	42,220	USD	60,364	AUD	—	(876)	CITI
04/01/26	55,868	USD	80,564	AUD	—	(690)	CITI
04/01/26	251,175	EUR	298,732	USD	9,328	—	CITI
04/01/26	525,000	GBP	708,563	USD	16,246	—	CITI
04/01/26	205,117	EUR	242,568	USD	6,232	—	CITI
04/01/26	323,025	USD	282,487	EUR	2,457	—	CITI
04/01/26	188,898	USD	164,032	EUR	100	—	CITI
04/01/26	21,885,467	USD	16,436,700	GBP	—	(210,401)	CITI
04/01/26	183,109	EUR	214,346	USD	3,368	—	CITI
04/01/26	100,397	EUR	116,760	USD	1,083	—	CITI
04/01/26	184,721	EUR	214,589	USD	1,753	—	CITI
04/01/26	91,224	EUR	105,972	USD	864	—	CITI
04/01/26	99,978	EUR	116,256	USD	1,062	—	CITI
04/01/26	99,640	EUR	115,776	USD	970	—	CITI
04/01/26	65,568	GBP	87,775	USD	1,311	—	CITI
04/01/26	99,561	EUR	115,760	USD	1,046	—	CITI
04/01/26	132,621	EUR	152,211	USD	—	(595)	CITI
04/01/26	6,314,013	GBP	8,478,356	USD	152,072	—	CITI
04/01/26	181,294	EUR	210,129	USD	1,242	—	CITI
04/01/26	95,053	EUR	110,191	USD	671	—	CITI
04/01/26	340,133	EUR	395,176	USD	3,275	—	CITI
04/01/26	4,266,574	AUD	2,863,861	USD	—	(58,316)	GSI
04/01/26	274,961	AUD	183,610	USD	—	(4,711)	GSI
04/01/26	101,475	EUR	119,226	USD	2,307	—	GSI
04/01/26	105,623	EUR	123,832	USD	2,134	—	GSI
04/01/26	106,662	EUR	126,850	USD	3,954	—	GSI
04/01/26	10,017,388	USD	8,694,894	EUR	868	—	GSI
04/01/26	3,501,173	USD	5,083,779	AUD	—	(19,293)	GSI
04/01/26	329,978	EUR	382,138	USD	1,938	—	GSI

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

04/01/26	2,143,554	GBP	2,860,680	USD	$33,977	$—	GSI
04/01/26	6,277,211	GBP	8,305,723	USD	27,969	—	GSI
04/01/26	96,391	EUR	111,354	USD	292	—	GSI
06/26/26	222,518	EUR	259,595	USD	2,229	—	CITI
06/26/26	191,349	EUR	222,235	USD	919	—	CITI
06/26/26	16,436,700	GBP	21,878,234	USD	210,053	—	CITI
06/26/26	98,260	EUR	113,051	USD	—	(597)	CITI
06/26/26	8,694,894	EUR	10,057,254	USD	672	—	GSI
06/26/26	5,083,779	AUD	3,496,369	USD	18,984	—	GSI
					$701,171	$(303,957)

Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Counterparty Legend
BOA	Bank of America
CITI	Citi Bank
GSI	Goldman Sachs International

Holdings of Open Futures Contracts On March 31, 2026, $1,070,000 in cash has been pledged to cover margin requirements for the following open futures contracts:
Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
2 Year U.S. Treasury Note	June 2026	286	Long	$59,728,370	$59,329,359	$(399,011)
3 Year Australian Bond	June 2026	23	Short	(1,636,367)	(1,632,845)	3,522
5 Year U.S. Treasury Note	June 2026	18	Long	1,971,944	1,947,235	(24,709)
10 Year Australian Bond	June 2026	44	Short	(3,250,982)	(3,247,225)	3,757
10 Year U.S. Ultra	June 2026	7	Long	810,969	794,609	(16,360)
30 Year Euro BUXL	June 2026	4	Short	(518,023)	(508,166)	9,857
German Euro BOBL	June 2026	40	Short	(5,379,386)	(5,319,937)	59,449
German Euro Bund	June 2026	11	Short	(1,619,149)	(1,589,218)	29,931
German Euro Schatz	June 2026	22	Short	(2,696,875)	(2,680,593)	16,282
Long Gilt	June 2026	7	Short	(850,193)	(810,380)	39,813
U.S. Long Bond	June 2026	3	Long	352,693	341,625	(11,068)
Ultra U.S. Treasury Bond	June 2026	70	Long	8,382,638	8,159,375	(223,263)
					$54,783,839	$(511,800)

See accompanying notes to investments in securities.

SFT Equity Stabilization Fund Investments in Securities March 31, 2026 (Unaudited) (Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (91.4%)
Investment Companies (91.4%)
iShares Core High Dividend ETF (b)	329,802	$44,760,727
iShares MSCI EAFE Minimum Volatility Factor ETF (b)	671,769	61,379,534
iShares MSCI Emerging Markets Minimum Volatility Factor ETF (b)	215,206	13,930,284
iShares MSCI Germany ETF (b)	265,791	10,543,929
iShares MSCI USA Minimum Volatility Factor ETF (b) (c)	837,287	77,649,996
iShares Short Duration Bond Active ETF (b)	283,620	14,417,823
Total mutual funds (cost: $148,964,002)		222,682,293

Short-Term Securities (7.8%)
Investment Companies (7.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.600%	19,056,613	19,056,613
Total investments excluding purchased options (cost: $168,020,615)		241,738,906
Total purchased options outstanding (0.2%) (cost: $455,509)		618,899
Total investments in securities (cost: $168,476,124)		242,357,805
Cash and other assets in excess of liabilities (0.6%)		1,417,241
Total net assets (100.0%)		$243,775,046

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2026, securities with an aggregate fair value of $16,322,240 and cash collateral of $500,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2026	10	Long	$3,343,204	$3,285,375	$(57,829)

Put Options Purchased:

The Fund had the following put options purchased open at March 31, 2026:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$6,550	April 2026	37	$3,700	$618,899

Put Options Written:

The Fund had the following put options written open at March 31, 2026:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,900	April 2026	37	$3,700	$(103,267)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund Investments in Securities March 31, 2026 (Unaudited) (Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.4%)
Communication Services (1.0%)
Entertainment (0.1%)
Warner Music Group Corp. Class A	10,832	$276,649

Interactive Media & Services (0.3%)
Pinterest, Inc. Class A (b)	43,154	791,445

Media (0.6%)
New York Times Co. Class A	11,909	997,141
Nexstar Media Group, Inc.	2,104	380,466
		1,377,607
Consumer Discretionary (10.7%)
Automobile Components (1.0%)
Autoliv, Inc.	4,992	524,959
BorgWarner, Inc.	15,261	828,062
Gentex Corp.	16,138	352,615
Goodyear Tire & Rubber Co. (b)	21,099	139,886
Lear Corp.	3,736	452,355
Visteon Corp.	2,011	183,222
		2,481,099
Automobiles (0.2%)
Harley-Davidson, Inc.	8,609	174,074
Thor Industries, Inc.	3,816	304,860
		478,934
Broadline Retail (0.3%)
Macy's, Inc.	19,568	353,985
Ollie's Bargain Outlet Holdings, Inc. (b)	4,451	409,670
		763,655
Diversified Consumer Services (0.9%)
Duolingo, Inc. (b)	2,944	290,190
Graham Holdings Co. Class B	248	262,200
Grand Canyon Education, Inc. (b)	2,025	344,311
H&R Block, Inc.	9,343	296,547
Service Corp. International	10,216	842,922
		2,036,170
Hotels, Restaurants & Leisure (2.5%)
Aramark	19,373	785,381
Boyd Gaming Corp.	4,213	346,224
Cava Group, Inc. (b)	7,352	594,777
Choice Hotels International, Inc.	1,447	149,764
Churchill Downs, Inc.	4,889	439,179
Dutch Bros, Inc. Class A (b)	9,363	474,330
Hilton Grand Vacations, Inc. (b)	4,363	170,681
Hyatt Hotels Corp. Class A	2,997	430,939
Planet Fitness, Inc. Class A (b)	6,047	449,776
Texas Roadhouse, Inc.	4,843	799,773
Travel & Leisure Co.	4,662	322,564
Vail Resorts, Inc.	2,620	336,198
Wingstop, Inc.	2,008	311,180
Wyndham Hotels & Resorts, Inc.	5,506	447,252
		6,058,018
Household Durables (1.5%)
KB Home	4,619	239,033
Somnigroup International, Inc.	15,472	1,143,690
Taylor Morrison Home Corp. (b)	7,122	414,785
Toll Brothers, Inc.	7,024	958,566
TopBuild Corp. (b)	2,034	714,544
Whirlpool Corp.	4,595	247,763
		3,718,381

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund Investments in Securities – continued

Leisure Products (0.5%)
Brunswick Corp.	4,793	$348,739
Mattel, Inc. (b)	22,909	332,868
Polaris, Inc.	3,887	211,841
YETI Holdings, Inc. (b)	5,670	207,465
		1,100,913
Specialty Retail (3.3%)
Abercrombie & Fitch Co. Class A (b)	3,328	304,079
AutoNation, Inc. (b)	1,894	369,823
Bath & Body Works, Inc.	15,026	280,535
Burlington Stores, Inc. (b)	4,567	1,486,011
Chewy, Inc. Class A (b)	17,581	474,687
Dick's Sporting Goods, Inc.	4,918	975,190
Five Below, Inc. (b)	4,054	926,258
Floor & Decor Holdings, Inc. Class A (b)	7,942	403,454
GameStop Corp. Class A (b)	30,381	699,978
Gap, Inc.	16,722	404,672
Lithia Motors, Inc.	1,768	441,505
Murphy USA, Inc.	1,243	614,005
Penske Automotive Group, Inc.	1,347	201,404
RH (b)	1,109	155,060
Valvoline, Inc. (b)	9,384	316,053
		8,052,714
Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd. (b)	8,783	154,756
Columbia Sportswear Co.	1,827	100,138
Crocs, Inc. (b)	3,683	305,763
PVH Corp.	3,354	233,975
VF Corp.	24,225	411,583
		1,206,215
Consumer Staples (4.5%)
Beverages (0.6%)
Boston Beer Co., Inc. Class A (b)	585	134,784
Celsius Holdings, Inc. (b)	11,780	417,955
Coca-Cola Consolidated, Inc.	4,222	809,526
		1,362,265
Consumer Staples Distribution & Retail (2.9%)
Albertsons Cos., Inc. Class A	27,274	464,749
BJ's Wholesale Club Holdings, Inc. (b)	9,601	944,930
Casey's General Stores, Inc.	2,732	1,988,514
Maplebear, Inc. (b)	13,546	507,433
Performance Food Group Co. (b)	11,579	991,857
Sprouts Farmers Market, Inc. (b)	7,095	547,237
U.S. Foods Holding Corp. (b)	16,247	1,498,136
		6,942,856
Food Products (0.8%)
Darling Ingredients, Inc. (b)	11,660	721,171
Flowers Foods, Inc.	15,566	126,863
Ingredion, Inc.	4,606	518,912
Marzetti Co.	1,497	207,080
Pilgrim's Pride Corp.	3,102	117,131
Post Holdings, Inc. (b)	3,110	307,455
		1,998,612
Personal Care Products (0.2%)
BellRing Brands, Inc. (b)	8,644	139,082
Coty, Inc. Class A (b)	27,243	54,758
elf Beauty, Inc. (b)	4,342	263,169
		457,009
Energy (5.3%)
Energy Equipment & Services (1.5%)
NOV, Inc.	26,482	498,126
TechnipFMC PLC	29,817	2,061,249
Valaris Ltd. (b)	4,715	462,259

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund Investments in Securities – continued

Weatherford International PLC	5,286	$499,950
		3,521,584
Oil, Gas & Consumable Fuels (3.8%)
Antero Midstream Corp.	24,409	556,525
Antero Resources Corp. (b)	21,604	916,874
Chord Energy Corp.	4,191	595,876
CNX Resources Corp. (b)	10,494	404,544
DT Midstream, Inc.	7,494	1,009,217
HF Sinclair Corp.	11,525	719,045
Matador Resources Co.	8,513	537,851
Murphy Oil Corp.	9,890	407,963
Ovintiv, Inc.	20,443	1,213,496
PBF Energy, Inc. Class A	6,119	291,387
Permian Resources Corp. Class A	54,572	1,163,475
Range Resources Corp.	17,464	789,024
Viper Energy, Inc. Class A	13,697	643,622
		9,248,899
Financial (14.5%)
Banks (5.7%)
Associated Banc-Corp.	12,059	311,846
Bank OZK	7,594	348,489
Columbia Banking System, Inc.	21,699	595,204
Commerce Bancshares, Inc.	10,101	496,969
Cullen/Frost Bankers, Inc.	4,674	640,712
East West Bancorp, Inc.	10,141	1,082,653
First Financial Bankshares, Inc.	9,606	282,897
First Horizon Corp.	35,749	813,647
Flagstar Bank NA	22,076	290,741
FNB Corp.	26,337	440,355
Glacier Bancorp, Inc.	9,484	423,650
Hancock Whitney Corp.	5,993	381,095
Home BancShares, Inc.	13,484	363,124
International Bancshares Corp.	3,935	264,786
Old National Bancorp	25,562	564,920
Pinnacle Financial Partners, Inc.	11,096	955,809
Prosperity Bancshares, Inc.	7,447	500,289
Southstate Bank Corp.	7,217	667,717
Texas Capital Bancshares, Inc. (b)	3,192	302,857
UMB Financial Corp.	5,263	593,614
United Bankshares, Inc.	10,209	422,857
Valley National Bancorp	35,284	433,288
Webster Financial Corp.	11,884	824,987
Western Alliance Bancorp	7,521	532,863
Wintrust Financial Corp.	4,898	680,528
Zions Bancorp NA	10,883	627,078
		13,842,975
Capital Markets (2.6%)
Affiliated Managers Group, Inc.	2,118	586,051
Carlyle Group, Inc.	19,127	925,555
Evercore, Inc. Class A	2,891	862,992
Federated Hermes, Inc.	5,447	308,899
Hamilton Lane, Inc. Class A	3,030	301,182
Houlihan Lokey, Inc.	3,951	567,443
Janus Henderson Group PLC	9,006	462,638
Jefferies Financial Group, Inc.	12,188	502,999
Morningstar, Inc.	1,732	292,795
SEI Investments Co.	6,781	532,105
Stifel Financial Corp.	11,240	830,861
		6,173,520
Consumer Finance (0.7%)
Ally Financial, Inc.	20,692	811,747
FirstCash Holdings, Inc.	2,832	532,416
SLM Corp.	14,683	314,363
		1,658,526
Financial Services (1.4%)
Corebridge Financial, Inc.	18,817	448,974
Equitable Holdings, Inc.	20,881	774,894

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund Investments in Securities – continued

Essent Group Ltd.	6,944	$405,807
Euronet Worldwide, Inc. (b)	2,827	187,628
MGIC Investment Corp.	16,169	424,436
Shift4 Payments, Inc. Class A (b)	4,920	215,152
Voya Financial, Inc.	6,835	466,967
WEX, Inc. (b)	2,557	391,323
		3,315,181
Insurance (3.5%)
American Financial Group, Inc.	5,103	651,704
Brighthouse Financial, Inc. (b)	4,141	247,963
CNO Financial Group, Inc.	6,949	285,326
Fidelity National Financial, Inc.	18,800	871,944
First American Financial Corp.	7,511	452,838
Hanover Insurance Group, Inc.	2,628	455,564
Kinsale Capital Group, Inc.	1,610	550,073
Old Republic International Corp.	16,780	669,522
Primerica, Inc.	2,323	581,865
Reinsurance Group of America, Inc.	4,850	990,176
RenaissanceRe Holdings Ltd.	3,206	952,919
RLI Corp.	6,769	386,104
Ryan Specialty Holdings, Inc.	8,406	283,618
Selective Insurance Group, Inc.	4,402	331,867
Unum Group	11,219	819,324
		8,530,807
Mortgage REITs (0.6%)
Annaly Capital Management, Inc.	52,952	1,119,935
Starwood Property Trust, Inc.	25,659	441,848
		1,561,783
Health Care (8.7%)
Biotechnology (3.0%)
Arrowhead Pharmaceuticals, Inc. (b)	10,321	647,127
BioMarin Pharmaceutical, Inc. (b)	14,160	799,898
Cytokinetics, Inc. (b)	9,012	593,981
Exelixis, Inc. (b)	19,143	821,043
Halozyme Therapeutics, Inc. (b)	8,668	560,213
Neurocrine Biosciences, Inc. (b)	7,398	974,613
Roivant Sciences Ltd. (b)	33,235	920,609
United Therapeutics Corp. (b)	3,173	1,881,526
		7,199,010
Health Care Equipment & Supplies (1.5%)
Dentsply Sirona, Inc.	14,709	170,624
Envista Holdings Corp. (b)	11,983	304,009
Globus Medical, Inc. Class A (b)	8,119	699,533
Haemonetics Corp. (b)	3,408	192,075
Lantheus Holdings, Inc. (b)	4,832	366,507
LivaNova PLC (b)	4,025	255,829
Masimo Corp. (b)	3,333	592,841
Penumbra, Inc. (b)	2,901	952,601
		3,534,019
Health Care Providers & Services (1.8%)
Chemed Corp.	1,071	404,559
Encompass Health Corp.	7,416	717,350
Ensign Group, Inc.	4,216	849,524
HealthEquity, Inc. (b)	6,266	523,650
Hims & Hers Health, Inc. (b)	15,354	318,749
Option Care Health, Inc. (b)	11,700	314,964
Tenet Healthcare Corp. (b)	6,505	1,227,558
		4,356,354
Health Care Technology (0.1%)
Doximity, Inc. Class A (b)	9,842	229,319

Life Sciences Tools & Services (1.6%)
Avantor, Inc. (b)	50,274	394,148
Bio-Rad Laboratories, Inc. Class A (b)	1,324	369,065
Bruker Corp.	8,175	295,281
Illumina, Inc. (b)	11,270	1,389,140

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund Investments in Securities – continued

Medpace Holdings, Inc. (b)	1,653	$793,754
Repligen Corp. (b)	3,842	452,665
Sotera Health Co. (b)	17,171	246,232
		3,940,285
Pharmaceuticals (0.7%)
Elanco Animal Health, Inc. (b)	36,624	876,412
Jazz Pharmaceuticals PLC (b)	4,443	839,949
		1,716,361
Industrials (25.0%)
Aerospace & Defense (4.4%)
AeroVironment, Inc. (b)	2,325	425,591
ATI, Inc. (b)	10,015	1,456,782
BWX Technologies, Inc.	6,739	1,378,058
Carpenter Technology Corp.	3,668	1,445,742
Curtiss-Wright Corp.	2,717	1,850,603
Hexcel Corp.	5,592	452,561
Kratos Defense & Security Solutions, Inc. (b)	13,608	959,500
Moog, Inc. Class A	2,096	613,373
StandardAero, Inc. (b)	13,979	361,078
Woodward, Inc.	4,410	1,578,427
		10,521,715
Air Freight & Logistics (0.2%)
GXO Logistics, Inc. (b)	8,440	437,614

Building Products (1.8%)
AAON, Inc.	4,925	407,544
Advanced Drainage Systems, Inc.	5,282	724,321
Carlisle Cos., Inc.	3,038	1,013,538
Fortune Brands Innovations, Inc.	8,855	345,079
Owens Corning	5,990	648,238
Simpson Manufacturing Co., Inc.	3,062	525,500
Trex Co., Inc. (b)	7,905	287,900
UFP Industries, Inc.	4,294	395,563
		4,347,683
Commercial Services & Supplies (1.5%)
Brink's Co.	2,998	310,683
Clean Harbors, Inc. (b)	3,676	1,054,019
MSA Safety, Inc.	2,656	435,451
RB Global, Inc.	13,687	1,311,899
Tetra Tech, Inc.	19,224	579,027
		3,691,079
Construction & Engineering (2.6%)
AECOM	9,530	808,335
API Group Corp. (b)	28,283	1,146,027
Dycom Industries, Inc. (b)	2,210	748,792
Fluor Corp. (b)	11,880	554,202
MasTec, Inc. (b)	4,521	1,454,587
Sterling Infrastructure, Inc. (b)	2,280	928,576
Valmont Industries, Inc.	1,436	573,782
		6,214,301
Electrical Equipment (2.3%)
Acuity, Inc.	2,311	647,589
EnerSys	2,706	470,086
Nextpower, Inc. Class A (b)	10,944	1,319,299
nVent Electric PLC	11,894	1,406,822
Regal Rexnord Corp.	4,932	923,566
Sensata Technologies Holding PLC	10,738	378,193
Vicor Corp. (b)	1,675	269,675
		5,415,230
Ground Transportation (1.8%)
Avis Budget Group, Inc. (b)	1,259	183,625
Knight-Swift Transportation Holdings, Inc.	11,966	689,002
Landstar System, Inc.	2,544	407,829
Ryder System, Inc.	2,943	602,462
Saia, Inc. (b)	1,967	690,968

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund Investments in Securities – continued

XPO, Inc. (b)	8,655	$1,683,830
		4,257,716
Machinery (5.7%)
AGCO Corp.	4,389	508,553
Chart Industries, Inc. (b)	3,314	685,169
CNH Industrial NV	65,230	717,530
Crane Co.	3,563	609,273
Donaldson Co., Inc.	8,441	716,388
Esab Corp.	4,209	406,842
Flowserve Corp.	9,363	688,274
Graco, Inc.	12,220	1,034,423
ITT, Inc.	6,339	1,207,770
Lincoln Electric Holdings, Inc.	4,033	1,004,540
Middleby Corp. (b)	3,392	449,711
Mueller Industries, Inc.	8,183	906,676
Oshkosh Corp.	4,693	690,857
RBC Bearings, Inc. (b)	2,330	1,265,470
SPX Technologies, Inc. (b)	3,732	746,176
Terex Corp.	8,380	495,258
Timken Co.	4,672	469,863
Toro Co.	7,131	666,321
Watts Water Technologies, Inc. Class A	2,019	586,095
		13,855,189
Marine Transportation (0.2%)
Kirby Corp. (b)	3,940	523,547

Passenger Airlines (0.3%)
Alaska Air Group, Inc. (b)	8,389	308,547
American Airlines Group, Inc. (b)	48,671	522,727
		831,274
Professional Services (2.5%)
Booz Allen Hamilton Holding Corp.	8,840	689,785
CACI International, Inc. Class A (b)	1,631	887,052
Concentrix Corp.	3,151	86,211
ExlService Holdings, Inc. (b)	11,565	352,154
Exponent, Inc.	3,626	236,596
FTI Consulting, Inc. (b)	2,206	389,955
Genpact Ltd.	11,585	431,541
KBR, Inc.	9,360	345,010
Maximus, Inc.	3,959	253,772
Parsons Corp. (b)	3,900	211,263
Paylocity Holding Corp. (b)	3,155	340,866
Science Applications International Corp.	3,292	312,477
TransUnion	14,152	979,177
UL Solutions, Inc. Class A	5,694	488,033
		6,003,892
Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	2,779	737,324
Core & Main, Inc. Class A (b)	13,863	684,832
GATX Corp.	2,598	443,583
MSC Industrial Direct Co., Inc. Class A	3,281	302,738
Watsco, Inc.	2,574	936,395
WESCO International, Inc.	3,645	997,345
		4,102,217
Information Technology (12.0%)
Electronic Equipment, Instruments & Components (3.8%)
Advanced Energy Industries, Inc.	2,782	897,779
Arrow Electronics, Inc. (b)	3,757	538,791
Avnet, Inc.	6,034	371,815
Belden, Inc.	2,856	327,954
Cognex Corp.	12,214	598,364
Crane NXT Co.	3,640	147,748
Fabrinet (b)	2,640	1,376,813
Flex Ltd. (b)	27,101	1,774,031
IPG Photonics Corp. (b)	1,840	210,846
Littelfuse, Inc.	1,876	636,621
Novanta, Inc. (b)	2,637	311,456

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund Investments in Securities – continued

TD SYNNEX Corp.	5,519	$931,111
TTM Technologies, Inc. (b)	7,564	736,885
Vontier Corp.	10,437	370,200
		9,230,414
IT Services (1.1%)
Kyndryl Holdings, Inc. (b)	16,847	221,033
Okta, Inc. (b)	12,490	983,088
Twilio, Inc. Class A (b)	11,175	1,406,038
		2,610,159
Semiconductors & Semiconductor Equipment (3.6%)
Allegro MicroSystems, Inc. (b)	9,150	288,500
Amkor Technology, Inc.	8,385	377,577
Cirrus Logic, Inc. (b)	3,760	543,771
Entegris, Inc.	11,204	1,313,557
Lattice Semiconductor Corp. (b)	10,082	935,206
MACOM Technology Solutions Holdings, Inc. (b)	4,796	1,065,048
MKS, Inc.	4,989	1,146,522
Onto Innovation, Inc. (b)	3,660	750,556
Rambus, Inc. (b)	7,935	682,648
Silicon Laboratories, Inc. (b)	2,398	499,144
SiTime Corp. (b)	1,629	562,575
Synaptics, Inc. (b)	2,782	194,851
Universal Display Corp.	3,181	291,570
		8,651,525
Software (2.9%)
Appfolio, Inc. Class A (b)	1,794	283,129
Bentley Systems, Inc. Class B	10,977	385,512
Bill Holdings, Inc. (b)	6,396	244,967
Blackbaud, Inc. (b)	2,563	98,957
Commvault Systems, Inc. (b)	3,205	249,638
Docusign, Inc. (b)	14,762	699,866
Dolby Laboratories, Inc. Class A	4,451	267,327
Dropbox, Inc. Class A (b)	12,856	292,088
Dynatrace, Inc. (b)	21,971	812,488
Guidewire Software, Inc. (b)	6,299	942,079
InterDigital, Inc.	1,894	571,988
Manhattan Associates, Inc. (b)	4,417	587,991
Nutanix, Inc. Class A (b)	19,931	757,577
Pegasystems, Inc.	6,679	284,258
Qualys, Inc. (b)	2,609	229,201
UiPath, Inc. Class A (b)	31,563	350,349
		7,057,415
Technology Hardware Storage & Peripherals (0.6%)
Everpure, Inc. Class A (b)	23,120	1,365,005

Materials (5.7%)
Chemicals (1.7%)
Ashland, Inc.	3,279	182,345
Avient Corp.	6,749	244,989
Axalta Coating Systems Ltd. (b)	15,729	435,693
Cabot Corp.	3,756	282,864
NewMarket Corp.	584	374,315
Olin Corp.	8,316	247,235
RPM International, Inc.	9,444	938,734
Scotts Miracle-Gro Co.	3,294	200,308
Solstice Advanced Materials, Inc.	11,701	891,148
Westlake Corp.	2,403	280,718
		4,078,349
Construction Materials (0.3%)
Eagle Materials, Inc.	2,314	438,387
Knife River Corp. (b)	4,083	333,377
		771,764
Containers & Packaging (1.0%)
AptarGroup, Inc.	4,730	596,075
Crown Holdings, Inc.	8,209	822,952
Graphic Packaging Holding Co.	21,754	216,235

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund Investments in Securities – continued

Greif, Inc. Class A	1,725	$115,696
Silgan Holdings, Inc.	6,391	247,971
Sonoco Products Co.	7,270	393,234
		2,392,163
Metals & Mining (2.6%)
Alcoa Corp.	19,088	1,266,107
Cleveland-Cliffs, Inc. (b)	42,043	355,263
Commercial Metals Co.	8,087	496,785
Hecla Mining Co.	49,393	920,192
MP Materials Corp. (b)	9,928	479,125
Reliance, Inc.	3,908	1,187,719
Royal Gold, Inc.	5,947	1,513,452
		6,218,643
Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	4,671	339,815

Real Estate (6.7%)
Diversified REITs (0.5%)
WP Carey, Inc.	16,153	1,097,758

Health Care REITs (1.2%)
American Healthcare REIT, Inc.	13,077	616,711
CareTrust REIT, Inc.	16,467	603,516
Healthcare Realty Trust, Inc.	25,626	435,386
Omega Healthcare Investors, Inc.	21,786	954,662
Sabra Health Care REIT, Inc.	18,585	357,390
		2,967,665
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	14,734	155,149

Industrial REITs (1.0%)
EastGroup Properties, Inc.	3,945	730,180
First Industrial Realty Trust, Inc.	9,768	565,079
Rexford Industrial Realty, Inc.	16,929	554,086
STAG Industrial, Inc.	14,081	507,761
		2,357,106
Office REITs (0.4%)
COPT Defense Properties	8,327	254,806
Cousins Properties, Inc.	12,382	279,462
Kilroy Realty Corp.	8,036	226,696
Vornado Realty Trust	11,757	305,564
		1,066,528
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (b)	3,540	1,077,293

Residential REITs (0.8%)
American Homes 4 Rent Class A	24,030	670,918
Equity LifeStyle Properties, Inc.	14,287	891,794
Independence Realty Trust, Inc.	17,398	259,056
		1,821,768
Retail REITs (1.0%)
Agree Realty Corp.	8,833	665,832
Brixmor Property Group, Inc.	22,599	650,851
Kite Realty Group Trust	15,958	391,769
NNN REIT, Inc.	14,000	588,420
		2,296,872
Specialized REITs (1.3%)
CubeSmart	16,808	616,013
EPR Properties	5,612	280,375
Gaming & Leisure Properties, Inc.	20,860	925,558
Lamar Advertising Co. Class A	6,403	811,004
National Storage Affiliates Trust	5,143	194,097
Rayonier, Inc.	20,501	422,731
		3,249,778

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund Investments in Securities – continued

Utilities (3.3%)
Electric Utilities (0.9%)
IDACORP, Inc.	3,927	$561,443
OGE Energy Corp.	15,145	726,354
Portland General Electric Co.	8,197	432,556
TXNM Energy, Inc.	7,144	417,638
		2,137,991
Gas Utilities (1.2%)
National Fuel Gas Co.	7,004	658,096
New Jersey Resources Corp.	7,433	408,220
ONE Gas, Inc.	4,364	375,871
Southwest Gas Holdings, Inc.	4,735	411,472
Spire, Inc.	4,366	395,298
UGI Corp.	15,821	576,201
		2,825,158
Independent Power And Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	4,480	501,401
Talen Energy Corp. (b)	3,364	1,073,890
		1,575,291
Multi-Utilities (0.3%)
Black Hills Corp.	5,500	381,755
Northwestern Energy Group, Inc.	4,449	293,367
		675,122
Water Utilities (0.3%)
Essential Utilities, Inc.	20,858	839,952
Total common stocks (cost: $169,375,880)		234,991,305

Mutual Funds (0.3%)
Investment Companies (0.3%)
State Street SPDR Portfolio S&P 400 Mid Cap ETF (c) (d)	11,800	698,796
Total mutual funds (cost: $693,729)		698,796

Short-Term Securities (2.2%)
Investment Companies (1.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.600%	4,271,004	4,271,004

	Principal
U.S. Government Agencies and Obligations (0.4%)
U.S. Treasury Notes, 3.750%, 04/15/26 (d)	$1,000,000	999,993
Total short-term securities (cost: $5,270,909)		5,270,997
Total investments in securities (cost: $175,340,518)		240,961,098
Cash and other assets in excess of liabilities (0.1%)		222,697
Total net assets (100.0%)		$241,183,795

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2026, securities with an aggregate fair value of in the amount of $1,148,043 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400 E-Mini Index Future	June 2026	16	Long	$5,354,738	$5,434,400	$79,662

See accompanying notes to investments in securities.

SFT Index 500 Fund Investments in Securities March 31, 2026 (Unaudited) (Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.0%)
Communication Services (10.2%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	189,914	$5,505,607
Comcast Corp. Class A	97,347	2,794,832
Verizon Communications, Inc.	114,400	5,742,880
		14,043,319
Entertainment (1.3%)
Electronic Arts, Inc.	6,103	1,244,219
Live Nation Entertainment, Inc. (b)	4,256	649,082
Netflix, Inc. (b)	114,540	11,013,021
Take-Two Interactive Software, Inc. (b)	4,666	921,535
TKO Group Holdings, Inc.	1,795	361,962
Walt Disney Co.	48,058	4,631,830
Warner Bros Discovery, Inc. (b)	67,234	1,846,246
		20,667,895
Interactive Media & Services (7.6%)
Alphabet, Inc. Class A	157,942	45,417,801
Alphabet, Inc. Class C	126,871	36,394,215
Meta Platforms, Inc. Class A	59,335	33,947,334
		115,759,350
Media (0.2%)
Charter Communications, Inc. Class A (b)	2,292	494,797
EchoStar Corp. Class A (b)	3,651	427,423
Fox Corp. Class A	5,444	317,930
Fox Corp. Class B	3,840	203,904
News Corp. Class A	10,043	250,372
News Corp. Class B	3,296	93,969
Omnicom Group, Inc.	8,534	642,695
Paramount Skydance Corp. Class B	8,350	75,317
Trade Desk, Inc. Class A (b)	11,873	269,398
		2,775,805
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc.	12,853	2,699,515

Consumer Discretionary (9.8%)
Automobile Components (0.0%)
Aptiv PLC (b)	5,756	399,697

Automobiles (2.1%)
Ford Motor Co.	106,305	1,226,760
General Motors Co.	24,523	1,826,963
Tesla, Inc. (b)	76,297	28,363,410
		31,417,133
Broadline Retail (3.7%)
Amazon.com, Inc. (b)	265,011	55,193,841
eBay, Inc.	12,190	1,109,534
		56,303,375
Distributors (0.0%)
Genuine Parts Co.	3,740	395,505
Pool Corp.	870	176,027
		571,532
Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc. Class A (b)	11,464	1,447,674
Booking Holdings, Inc.	877	3,692,451
Carnival Corp.	31,201	807,482
Chipotle Mexican Grill, Inc. (b)	35,332	1,130,977
Darden Restaurants, Inc.	3,138	615,174
Domino's Pizza, Inc.	870	312,147
DoorDash, Inc. Class A (b)	10,165	1,526,275

See accompanying notes to investments in securities.

SFT Index 500 Fund Investments in Securities – continued

Expedia Group, Inc.	3,182	$734,692
Hilton Worldwide Holdings, Inc.	6,220	1,891,378
Las Vegas Sands Corp.	8,173	440,361
Marriott International, Inc. Class A	5,956	1,948,029
McDonald's Corp.	19,365	6,018,448
MGM Resorts International (b)	5,205	192,637
Norwegian Cruise Line Holdings Ltd. (b)	12,279	229,617
Royal Caribbean Cruises Ltd.	6,796	1,870,123
Starbucks Corp.	30,814	2,760,626
Wynn Resorts Ltd.	2,222	225,644
Yum! Brands, Inc.	7,549	1,173,719
		27,017,454
Household Durables (0.3%)
DR Horton, Inc.	7,309	1,002,941
Garmin Ltd.	4,392	1,018,988
Lennar Corp. Class A	5,766	500,720
NVR, Inc. (b)	80	527,186
PulteGroup, Inc.	5,200	611,572
		3,661,407
Leisure Products (0.0%)
Hasbro, Inc.	3,557	332,935

Specialty Retail (1.7%)
AutoZone, Inc. (b)	452	1,526,757
Best Buy Co., Inc.	5,213	334,675
Carvana Co. (b)	3,846	1,209,105
Home Depot, Inc.	27,066	8,901,737
Lowe's Cos., Inc.	15,250	3,603,270
O'Reilly Automotive, Inc. (b)	22,839	2,108,268
Ross Stores, Inc.	8,743	1,893,996
TJX Cos., Inc.	30,125	4,810,963
Tractor Supply Co.	14,268	646,340
Ulta Beauty, Inc. (b)	1,278	668,023
Williams-Sonoma, Inc.	3,186	580,903
		26,284,037
Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp. (b)	3,850	385,346
Lululemon Athletica, Inc. (b)	2,869	439,244
NIKE, Inc. Class B	32,239	1,702,864
Ralph Lauren Corp.	1,033	355,342
Tapestry, Inc.	5,464	771,025
		3,653,821
Consumer Staples (5.2%)
Beverages (1.1%)
Brown-Forman Corp. Class B	4,635	122,550
Coca-Cola Co.	105,026	7,987,227
Constellation Brands, Inc. Class A	3,806	570,900
Keurig Dr. Pepper, Inc.	36,842	970,050
Molson Coors Beverage Co. Class B	4,550	195,923
Monster Beverage Corp. (b)	19,294	1,398,043
PepsiCo, Inc.	37,075	5,757,377
		17,002,070
Consumer Staples Distribution & Retail (2.1%)
Costco Wholesale Corp.	12,051	12,007,978
Dollar General Corp.	5,918	702,644
Dollar Tree, Inc. (b)	5,016	549,302
Kroger Co.	15,794	1,142,854
Sysco Corp.	12,921	921,655
Target Corp.	12,256	1,485,427
Walmart, Inc.	118,919	14,779,253
		31,589,113
Food Products (0.4%)
Archer-Daniels-Midland Co.	12,967	942,571
Bunge Global SA	3,580	455,376
Campbell's Co.	5,242	116,739
Conagra Brands, Inc.	12,907	202,898

See accompanying notes to investments in securities.

SFT Index 500 Fund Investments in Securities – continued

General Mills, Inc.	14,404	$536,117
Hershey Co.	3,984	828,234
Hormel Foods Corp.	7,826	177,259
J.M. Smucker Co.	2,815	271,479
Kraft Heinz Co.	23,073	518,912
McCormick & Co., Inc.	6,844	345,211
Mondelez International, Inc. Class A	34,774	2,004,373
Tyson Foods, Inc. Class A	7,596	486,676
		6,885,845
Household Products (0.8%)
Church & Dwight Co., Inc.	6,421	599,208
Clorox Co.	3,222	333,896
Colgate-Palmolive Co.	21,818	1,859,548
Kimberly-Clark Corp.	8,923	860,802
Procter & Gamble Co.	63,046	9,106,364
		12,759,818
Personal Care Products (0.1%)
Estee Lauder Cos., Inc. Class A	6,685	479,782
Kenvue, Inc.	51,978	896,101
		1,375,883
Tobacco (0.7%)
Altria Group, Inc.	45,539	3,005,119
Philip Morris International, Inc.	42,228	6,981,977
		9,987,096
Energy (4.0%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	26,732	1,631,989
Halliburton Co.	22,721	885,892
SLB Ltd.	40,522	2,082,425
		4,600,306
Oil, Gas & Consumable Fuels (3.7%)
APA Corp.	9,544	405,047
Chevron Corp.	50,853	10,521,486
ConocoPhillips	33,236	4,387,152
Coterra Energy, Inc.	20,580	723,181
Devon Energy Corp.	16,826	846,684
Diamondback Energy, Inc.	5,271	1,042,551
EOG Resources, Inc.	14,654	2,118,529
EQT Corp.	16,869	1,073,543
Expand Energy Corp.	6,376	699,957
Exxon Mobil Corp.	113,369	19,234,185
Kinder Morgan, Inc.	53,111	1,780,812
Marathon Petroleum Corp.	8,003	1,954,173
Occidental Petroleum Corp.	19,456	1,264,640
ONEOK, Inc.	17,010	1,537,534
Phillips 66	10,956	1,995,964
Targa Resources Corp.	5,837	1,463,511
Texas Pacific Land Corp.	1,593	755,974
Valero Energy Corp.	8,293	2,049,034
Williams Cos., Inc.	33,107	2,409,528
		56,263,485
Financial (12.5%)
Banks (3.5%)
Bank of America Corp.	180,009	8,775,439
Citigroup, Inc.	47,406	5,376,314
Citizens Financial Group, Inc.	11,529	691,394
Fifth Third Bancorp	24,373	1,132,370
Huntington Bancshares, Inc.	55,064	861,752
JPMorgan Chase & Co.	73,144	21,516,039
KeyCorp	25,420	509,671
M&T Bank Corp.	4,079	843,211
PNC Financial Services Group, Inc.	10,957	2,280,042
Regions Financial Corp.	23,547	615,048
Truist Financial Corp.	34,248	1,574,380
U.S. Bancorp	42,168	2,193,158

See accompanying notes to investments in securities.

SFT Index 500 Fund Investments in Securities – continued

Wells Fargo & Co.	83,897	$6,679,040
		53,047,858
Capital Markets (3.2%)
Ameriprise Financial, Inc.	2,526	1,122,554
ARES Management Corp. Class A	5,501	600,159
Bank of New York Mellon Corp.	18,670	2,214,822
Blackrock, Inc.	3,924	3,773,750
Blackstone, Inc.	20,310	2,335,447
Cboe Global Markets, Inc.	2,860	803,860
Charles Schwab Corp.	45,313	4,258,516
CME Group, Inc.	9,805	2,895,907
Coinbase Global, Inc. Class A (b)	6,047	1,055,867
FactSet Research Systems, Inc.	1,021	221,547
Franklin Resources, Inc.	8,258	195,054
Goldman Sachs Group, Inc.	8,156	6,899,894
Interactive Brokers Group, Inc. Class A	12,010	805,511
Intercontinental Exchange, Inc.	15,404	2,422,741
Invesco Ltd.	12,002	291,528
KKR & Co., Inc.	18,562	1,716,985
Moody's Corp.	4,172	1,820,035
Morgan Stanley	32,637	5,371,071
MSCI, Inc.	2,043	1,101,197
Nasdaq, Inc.	12,165	1,032,687
Northern Trust Corp.	5,042	703,712
Raymond James Financial, Inc.	4,680	677,617
Robinhood Markets, Inc. Class A (b)	21,382	1,481,773
S&P Global, Inc.	8,302	3,531,173
State Street Corp.	7,495	948,567
T. Rowe Price Group, Inc.	5,929	534,440
		48,816,414
Consumer Finance (0.5%)
American Express Co.	14,510	4,388,985
Capital One Financial Corp.	16,958	3,093,648
Synchrony Financial	9,429	641,360
		8,123,993
Financial Services (3.6%)
Apollo Global Management, Inc.	12,526	1,395,647
Berkshire Hathaway, Inc. Class B (b)	49,747	23,838,762
Block, Inc. (b)	14,792	890,183
Corpay, Inc. (b)	1,894	551,135
Fidelity National Information Services, Inc.	13,981	655,849
Fiserv, Inc. (b)	14,525	810,495
Global Payments, Inc.	6,437	433,210
Jack Henry & Associates, Inc.	1,888	298,380
Mastercard, Inc. Class A	22,094	11,039,488
PayPal Holdings, Inc.	24,976	1,129,664
Visa, Inc. Class A	45,605	13,783,655
		54,826,468
Insurance (1.7%)
Aflac, Inc.	12,664	1,389,367
Allstate Corp.	7,015	1,454,490
American International Group, Inc.	14,556	1,095,339
Aon PLC Class A	5,844	1,886,326
Arch Capital Group Ltd. (b)	9,697	930,815
Arthur J Gallagher & Co.	6,983	1,512,378
Assurant, Inc.	1,355	295,132
Brown & Brown, Inc.	7,884	514,116
Chubb Ltd.	9,852	3,211,062
Cincinnati Financial Corp.	4,219	663,860
Erie Indemnity Co. Class A	702	176,420
Everest Group Ltd.	1,152	376,531
Globe Life, Inc.	2,154	299,772
Hartford Insurance Group, Inc.	7,477	1,011,115
Loews Corp.	4,573	488,122
Marsh & McLennan Cos., Inc.	13,133	2,277,919
MetLife, Inc.	14,932	1,055,991
Principal Financial Group, Inc.	5,336	480,827
Progressive Corp.	15,845	3,141,113

See accompanying notes to investments in securities.

SFT Index 500 Fund Investments in Securities – continued

Prudential Financial, Inc.	9,417	$919,947
Travelers Cos., Inc.	5,866	1,710,995
W.R. Berkley Corp.	8,063	534,416
Willis Towers Watson PLC	2,604	756,983
		26,183,036
Health Care (9.4%)
Biotechnology (1.8%)
AbbVie, Inc.	47,946	10,427,776
Amgen, Inc.	14,642	5,151,788
Biogen, Inc. (b)	3,945	723,237
Gilead Sciences, Inc.	33,636	4,687,849
Incyte Corp. (b)	4,535	426,834
Moderna, Inc. (b)	9,354	475,183
Regeneron Pharmaceuticals, Inc.	2,741	2,117,806
Vertex Pharmaceuticals, Inc. (b)	6,899	3,080,680
		27,091,153
Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	47,172	4,843,149
Align Technology, Inc. (b)	1,832	314,060
Baxter International, Inc.	13,878	233,150
Becton Dickinson & Co.	7,693	1,209,570
Boston Scientific Corp. (b)	40,210	2,523,178
Cooper Cos., Inc. (b)	5,254	375,661
Dexcom, Inc. (b)	10,440	655,632
Edwards Lifesciences Corp. (b)	15,679	1,255,574
GE HealthCare Technologies, Inc.	12,286	874,517
Hologic, Inc. (b)	6,000	453,540
IDEXX Laboratories, Inc. (b)	2,168	1,218,178
Insulet Corp. (b)	1,903	399,326
Intuitive Surgical, Inc. (b)	9,640	4,443,944
Medtronic PLC	34,776	3,013,340
ResMed, Inc.	3,967	890,512
Solventum Corp. (b)	3,960	258,588
STERIS PLC	2,677	591,965
Stryker Corp.	9,359	3,075,274
Zimmer Biomet Holdings, Inc.	5,288	478,141
		27,107,299
Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	6,348	1,341,396
Cencora, Inc.	5,272	1,656,146
Centene Corp. (b)	12,597	412,426
Cigna Group	7,147	1,906,462
CVS Health Corp.	34,418	2,471,901
DaVita, Inc. (b)	899	138,167
Elevance Health, Inc.	6,043	1,769,088
HCA Healthcare, Inc.	4,244	2,008,431
Henry Schein, Inc. (b)	2,692	198,400
Humana, Inc.	3,270	566,985
Labcorp Holdings, Inc.	2,244	598,722
McKesson Corp.	3,356	2,904,148
Quest Diagnostics, Inc.	2,963	580,689
UnitedHealth Group, Inc.	24,531	6,637,843
Universal Health Services, Inc. Class B	1,499	268,276
		23,459,080
Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	7,608	867,160
Bio-Techne Corp.	4,232	221,164
Charles River Laboratories International, Inc. (b)	1,310	225,975
Danaher Corp.	17,094	3,241,023
IQVIA Holdings, Inc. (b)	4,571	779,538
Mettler-Toledo International, Inc. (b)	555	699,966
Revvity, Inc.	3,058	267,911
Thermo Fisher Scientific, Inc.	10,216	5,021,471
Waters Corp. (b)	2,698	803,464
West Pharmaceutical Services, Inc.	1,927	482,983
		12,610,655

See accompanying notes to investments in securities.

SFT Index 500 Fund Investments in Securities – continued

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	55,246	$3,350,670
Eli Lilly & Co.	21,494	19,769,536
Johnson & Johnson	65,377	15,980,754
Merck & Co., Inc.	67,333	8,099,487
Pfizer, Inc.	154,244	4,331,171
Viatris, Inc.	31,218	421,755
Zoetis, Inc.	11,451	1,353,623
		53,306,996
Industrials (8.9%)
Aerospace & Defense (2.3%)
Axon Enterprise, Inc. (b)	2,140	908,836
Boeing Co. (b)	21,292	4,237,747
General Dynamics Corp.	6,894	2,366,159
General Electric Co.	28,453	8,074,108
Howmet Aerospace, Inc.	10,832	2,496,343
Huntington Ingalls Industries, Inc.	1,089	413,711
L3Harris Technologies, Inc.	5,086	1,755,433
Lockheed Martin Corp.	5,537	3,346,507
Northrop Grumman Corp.	3,648	2,488,811
RTX Corp.	36,358	7,013,458
Textron, Inc.	4,691	410,744
TransDigm Group, Inc.	1,531	1,774,368
		35,286,225
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	3,156	524,117
Expeditors International of Washington, Inc.	3,644	521,930
FedEx Corp.	5,903	2,102,530
United Parcel Service, Inc. Class B	19,994	1,967,010
		5,115,587
Building Products (0.5%)
A.O. Smith Corp.	2,986	196,897
Allegion PLC	2,263	328,791
Builders FirstSource, Inc. (b)	2,968	244,356
Carrier Global Corp.	21,314	1,200,191
Johnson Controls International PLC	16,517	2,162,901
Lennox International, Inc.	900	417,717
Masco Corp.	5,523	333,424
Trane Technologies PLC	6,030	2,512,942
		7,397,219
Commercial Services & Supplies (0.4%)
Cintas Corp.	9,188	1,554,058
Copart, Inc. (b)	24,111	800,485
Republic Services, Inc.	5,471	1,198,258
Rollins, Inc.	7,880	420,871
Veralto Corp.	6,707	593,033
Waste Management, Inc.	10,078	2,315,824
		6,882,529
Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	957	1,319,693
EMCOR Group, Inc.	1,257	928,056
Quanta Services, Inc.	4,055	2,226,276
		4,474,025
Electrical Equipment (1.2%)
AMETEK, Inc.	6,259	1,341,679
Eaton Corp. PLC	10,561	3,777,353
Emerson Electric Co.	15,176	1,988,360
GE Vernova, Inc.	7,312	6,382,645
Generac Holdings, Inc. (b)	1,618	316,044
Hubbell, Inc.	1,510	741,017
Rockwell Automation, Inc.	3,094	1,110,375
Vertiv Holdings Co. Class A	10,378	2,600,519
		18,257,992
Ground Transportation (0.8%)
CSX Corp.	50,446	2,070,808

See accompanying notes to investments in securities.

SFT Index 500 Fund Investments in Securities – continued

JB Hunt Transport Services, Inc.	1,971	$417,655
Norfolk Southern Corp.	6,101	1,750,987
Old Dominion Freight Line, Inc.	4,957	968,598
Uber Technologies, Inc. (b)	55,833	4,016,068
Union Pacific Corp.	16,129	3,913,218
		13,137,334
Industrial Conglomerates (0.4%)
3M Co.	14,288	2,075,046
Honeywell International, Inc.	17,263	3,901,956
		5,977,002
Machinery (1.8%)
Caterpillar, Inc.	12,623	8,942,890
Cummins, Inc.	3,807	2,048,242
Deere & Co.	6,836	3,850,719
Dover Corp.	3,680	767,096
Fortive Corp.	8,502	469,990
IDEX Corp.	2,049	388,388
Illinois Tool Works, Inc.	7,078	1,842,333
Ingersoll Rand, Inc.	9,655	773,559
Nordson Corp.	1,410	375,145
Otis Worldwide Corp.	10,497	809,109
PACCAR, Inc.	14,181	1,637,905
Parker-Hannifin Corp.	3,432	3,072,464
Pentair PLC	4,349	378,841
Snap-on, Inc.	1,455	528,485
Stanley Black & Decker, Inc.	4,195	298,097
Westinghouse Air Brake Technologies Corp.	4,638	1,159,083
Xylem, Inc.	6,580	786,310
		28,128,656
Passenger Airlines (0.2%)
Delta Air Lines, Inc.	17,537	1,165,860
Southwest Airlines Co.	13,328	500,733
United Airlines Holdings, Inc. (b)	8,703	801,285
		2,467,878
Professional Services (0.4%)
Automatic Data Processing, Inc.	10,898	2,214,256
Broadridge Financial Solutions, Inc.	3,140	510,187
Equifax, Inc.	3,228	581,266
Jacobs Solutions, Inc.	3,121	397,241
Leidos Holdings, Inc.	3,447	536,077
Paychex, Inc.	8,707	802,089
Verisk Analytics, Inc.	3,765	714,409
		5,755,525
Trading Companies & Distributors (0.3%)
Fastenal Co.	31,117	1,443,829
United Rentals, Inc.	1,706	1,242,923
WW Grainger, Inc.	1,227	1,338,424
		4,025,176
Information Technology (32.5%)
Communications Equipment (1.1%)
Arista Networks, Inc. (b)	27,978	3,435,139
Ciena Corp. (b)	3,838	1,490,027
Cisco Systems, Inc.	107,156	8,314,234
F5, Inc. (b)	1,521	440,071
Lumentum Holdings, Inc. (b)	1,937	1,361,246
Motorola Solutions, Inc.	4,528	1,965,016
		17,005,733
Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp. Class A	33,284	4,205,433
CDW Corp.	3,527	426,837
Coherent Corp. (b)	5,086	1,211,536
Corning, Inc.	21,115	2,871,007
Jabil, Inc.	2,898	769,796
Keysight Technologies, Inc. (b)	4,673	1,319,515
TE Connectivity PLC	7,999	1,671,951

See accompanying notes to investments in securities.

SFT Index 500 Fund Investments in Securities – continued

Teledyne Technologies, Inc. (b)	1,268	$767,153
Zebra Technologies Corp. Class A (b)	1,310	273,895
		13,517,123
IT Services (0.8%)
Accenture PLC Class A	16,692	3,309,857
Akamai Technologies, Inc. (b)	3,823	439,071
Cognizant Technology Solutions Corp. Class A	12,974	795,955
EPAM Systems, Inc. (b)	1,489	201,611
Gartner, Inc. (b)	1,860	294,512
GoDaddy, Inc. Class A (b)	3,574	295,462
International Business Machines Corp.	25,317	6,136,588
VeriSign, Inc.	2,236	555,333
		12,028,389
Semiconductors & Semiconductor Equipment (14.3%)
Advanced Micro Devices, Inc. (b)	44,269	9,005,643
Analog Devices, Inc.	13,256	4,217,264
Applied Materials, Inc.	21,533	7,359,764
Broadcom, Inc.	128,623	39,810,105
First Solar, Inc. (b)	2,932	578,366
Intel Corp. (b)	127,375	5,621,059
KLA Corp.	3,573	5,260,921
Lam Research Corp.	33,877	7,238,160
Microchip Technology, Inc.	14,595	942,983
Micron Technology, Inc.	30,522	10,311,552
Monolithic Power Systems, Inc.	1,329	1,453,062
NVIDIA Corp.	659,220	114,967,968
NXP Semiconductors NV	6,842	1,346,916
ON Semiconductor Corp. (b)	10,689	661,863
Qnity Electronics, Inc.	5,594	645,436
QUALCOMM, Inc.	28,946	3,727,666
Skyworks Solutions, Inc.	4,079	218,430
Teradyne, Inc.	4,235	1,255,508
Texas Instruments, Inc.	24,607	4,777,203
		219,399,869
Software (8.1%)
Adobe, Inc. (b)	11,136	2,706,939
AppLovin Corp. Class A (b)	7,361	2,929,678
Autodesk, Inc. (b)	5,792	1,386,605
Cadence Design Systems, Inc. (b)	7,402	2,056,794
Crowdstrike Holdings, Inc. Class A (b)	6,824	2,664,158
Datadog, Inc. Class A (b)	8,833	1,042,736
Fair Isaac Corp. (b)	645	688,563
Fortinet, Inc. (b)	17,088	1,396,431
Gen Digital, Inc.	14,951	281,527
Intuit, Inc.	7,581	3,277,873
Microsoft Corp.	201,446	74,569,266
Oracle Corp.	46,002	6,767,354
Palantir Technologies, Inc. Class A (b)	61,970	9,064,972
Palo Alto Networks, Inc. (b)	21,922	3,514,535
PTC, Inc. (b)	3,191	454,685
Roper Technologies, Inc.	2,927	1,035,748
Salesforce, Inc.	25,419	4,744,965
ServiceNow, Inc. (b)	28,376	2,966,711
Synopsys, Inc. (b)	5,190	2,057,731
Trimble, Inc. (b)	6,445	420,407
Tyler Technologies, Inc. (b)	1,185	405,720
Workday, Inc. Class A (b)	5,778	750,678
		125,184,076
Technology Hardware Storage & Peripherals (7.3%)
Apple, Inc. (c)	398,276	101,078,466
Dell Technologies, Inc. Class C	8,062	1,323,216
Hewlett Packard Enterprise Co.	36,048	858,303
HP, Inc.	24,903	478,387
NetApp, Inc.	5,315	544,203
Sandisk Corp. (b)	4,019	2,553,431
Seagate Technology Holdings PLC	5,900	2,311,384
Super Micro Computer, Inc. (b)	13,635	310,469

See accompanying notes to investments in securities.

SFT Index 500 Fund Investments in Securities – continued

Western Digital Corp.	9,196	$2,487,426
		111,945,285
Materials (2.1%)
Chemicals (1.2%)
Air Products & Chemicals, Inc.	6,051	1,757,755
Albemarle Corp.	3,126	561,211
CF Industries Holdings, Inc.	4,141	537,667
Corteva, Inc.	18,244	1,527,205
Dow, Inc.	19,465	810,717
DuPont de Nemours, Inc.	11,100	508,380
Ecolab, Inc.	6,931	1,843,785
International Flavors & Fragrances, Inc.	6,932	502,916
Linde PLC	12,697	6,294,665
LyondellBasell Industries NV Class A	6,969	561,423
Mosaic Co.	8,530	217,515
PPG Industries, Inc.	6,001	641,387
Sherwin-Williams Co.	6,269	2,009,528
		17,774,154
Construction Materials (0.2%)
CRH PLC	18,125	1,905,300
Martin Marietta Materials, Inc.	1,693	996,635
Vulcan Materials Co.	3,547	965,848
		3,867,783
Containers & Packaging (0.2%)
Amcor PLC	12,453	495,007
Avery Dennison Corp.	2,030	350,540
Ball Corp.	7,187	424,824
International Paper Co.	14,258	509,011
Packaging Corp. of America	2,382	505,508
Smurfit Westrock PLC	14,099	561,845
		2,846,735
Metals & Mining (0.5%)
Freeport-McMoRan, Inc.	38,945	2,289,187
Newmont Corp.	29,573	3,201,277
Nucor Corp.	6,223	1,052,310
Steel Dynamics, Inc.	3,703	666,540
		7,209,314
Real Estate (1.9%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc.	4,153	192,782
Healthpeak Properties, Inc.	18,797	308,835
Ventas, Inc.	12,885	1,053,735
Welltower, Inc.	18,929	3,742,453
		5,297,805
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	17,290	331,276

Industrial REITs (0.2%)
Prologis, Inc.	25,157	3,325,252

Office REITs (0.0%)
BXP, Inc.	3,933	204,123

Real Estate Management & Development (0.1%)
CBRE Group, Inc. Class A (b)	7,870	1,066,070
CoStar Group, Inc. (b)	11,424	460,844
		1,526,914
Residential REITs (0.2%)
AvalonBay Communities, Inc.	3,834	626,284
Camden Property Trust	2,734	267,003
Equity Residential	9,314	550,923
Essex Property Trust, Inc.	1,710	413,820
Invitation Homes, Inc.	15,235	378,590
Mid-America Apartment Communities, Inc.	3,136	382,968
UDR, Inc.	8,077	272,841
		2,892,429

See accompanying notes to investments in securities.

SFT Index 500 Fund Investments in Securities – continued

Retail REITs (0.3%)
Federal Realty Investment Trust	2,095	$222,510
Kimco Realty Corp.	18,287	410,909
Realty Income Corp.	24,914	1,524,238
Regency Centers Corp.	4,435	335,552
Simon Property Group, Inc.	8,777	1,637,174
		4,130,383
Specialized REITs (0.8%)
American Tower Corp.	12,729	2,196,771
Crown Castle, Inc.	11,741	954,661
Digital Realty Trust, Inc.	8,751	1,577,018
Equinix, Inc.	2,666	2,613,320
Extra Space Storage, Inc.	5,671	743,638
Iron Mountain, Inc.	7,937	810,685
Public Storage	4,294	1,163,159
SBA Communications Corp.	2,838	488,448
VICI Properties, Inc.	28,963	791,269
Weyerhaeuser Co.	19,501	476,409
		11,815,378
Utilities (2.5%)
Electric Utilities (1.7%)
Alliant Energy Corp.	6,962	499,593
American Electric Power Co., Inc.	14,672	1,923,206
Constellation Energy Corp.	8,492	2,371,391
Duke Energy Corp.	21,046	2,755,763
Edison International	10,363	758,364
Entergy Corp.	12,271	1,378,770
Evergy, Inc.	6,205	508,314
Eversource Energy	10,087	698,827
Exelon Corp.	27,749	1,360,256
FirstEnergy Corp.	14,037	711,115
NextEra Energy, Inc.	56,497	5,247,441
NRG Energy, Inc.	5,782	844,982
PG&E Corp.	59,627	1,047,646
Pinnacle West Capital Corp.	3,215	323,911
PPL Corp.	20,014	764,535
Southern Co.	29,841	2,880,253
Xcel Energy, Inc.	15,985	1,269,848
		25,344,215
Gas Utilities (0.1%)
Atmos Energy Corp.	4,488	829,023

Independent Power And Renewable Electricity Producers (0.1%)
AES Corp.	19,263	271,416
Vistra Corp.	8,660	1,301,858
		1,573,274
Multi-Utilities (0.6%)
Ameren Corp.	7,498	824,180
CenterPoint Energy, Inc.	17,652	761,860
CMS Energy Corp.	8,257	640,578
Consolidated Edison, Inc.	9,714	1,099,431
Dominion Energy, Inc.	23,119	1,429,217
DTE Energy Co.	5,647	825,704
NiSource, Inc.	12,975	605,414
Public Service Enterprise Group, Inc.	13,472	1,090,558
Sempra	17,647	1,714,759
WEC Energy Group, Inc.	8,823	1,021,439
		10,013,140
Water Utilities (0.0%)
American Water Works Co., Inc.	5,305	721,957
Total common stocks (cost: $436,303,760)		1,516,312,621

Short-Term Securities (1.0%)
Investment Companies (1.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.600%	16,066,508	16,066,508
Total short-term securities (cost: $16,066,508)		16,066,508

See accompanying notes to investments in securities.

SFT Index 500 Fund Investments in Securities – continued

Total investments in securities (cost: $452,370,268)	$1,532,379,129
Cash and other assets in excess of liabilities (0.0%)	590,574
Total net assets (100.0%)	$1,532,969,703

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2026, securities with an aggregate fair value of $35,530,600 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2026	47	Long	$15,706,715	$15,441,263	$(265,452)

See accompanying notes to investments in securities.

SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund)

Investments in Securities

March 31, 2026

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.7%)
Communication Services (9.7%)
Entertainment (1.2%)
Netflix, Inc. (b)	67,144	$6,455,895

Interactive Media & Services (8.5%)
Alphabet, Inc. Class A	119,792	34,447,388
Meta Platforms, Inc. Class A	20,717	11,852,817
		46,300,205
Consumer Discretionary (8.6%)
Automobiles (0.9%)
Ferrari NV	13,855	4,689,225

Broadline Retail (6.0%)
Amazon.com, Inc. (b)	157,462	32,794,611

Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc.	2,269	9,553,216

Consumer Staples (0.7%)
Beverages (0.7%)
Coca-Cola Co.	48,455	3,685,003

Financial (15.1%)
Capital Markets (7.2%)
Intercontinental Exchange, Inc.	98,016	15,415,956
MSCI, Inc.	17,881	9,638,038
S&P Global, Inc.	33,134	14,093,216
		39,147,210
Financial Services (7.9%)
Mastercard, Inc. Class A	32,759	16,368,362
Visa, Inc. Class A	88,278	26,681,143
		43,049,505
Health Care (9.3%)
Biotechnology (1.4%)
Gilead Sciences, Inc.	54,853	7,644,863

Health Care Equipment & Supplies (4.5%)
Edwards Lifesciences Corp. (b)	121,059	9,694,405
IDEXX Laboratories, Inc. (b)	9,045	5,082,295
Intuitive Surgical, Inc. (b)	20,636	9,512,989
		24,289,689
Health Care Technology (1.0%)
Veeva Systems, Inc. Class A (b)	32,116	5,641,497

Life Sciences Tools & Services (2.4%)
Danaher Corp.	67,934	12,880,286

Industrials (6.4%)
Commercial Services & Supplies (2.2%)
Waste Connections, Inc.	72,168	11,722,970

Ground Transportation (0.3%)
Old Dominion Freight Line, Inc.	8,910	1,741,014

Professional Services (3.9%)
Broadridge Financial Solutions, Inc.	36,500	5,930,520
Equifax, Inc.	23,215	4,180,325
Verisk Analytics, Inc.	59,614	11,311,756
		21,422,601
Information Technology (48.3%)
Communications Equipment (1.4%)
Motorola Solutions, Inc.	18,125	7,865,706

See accompanying notes to investments in securities.

SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund)

Investments in Securities – continued

Semiconductors & Semiconductor Equipment (23.6%)
Advanced Micro Devices, Inc. (b)	54,607	$11,108,702
Broadcom, Inc.	50,103	15,507,380
NVIDIA Corp.	484,201	84,444,654
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	51,182	17,296,957
		128,357,693
Software (14.0%)
Autodesk, Inc. (b)	19,820	4,744,908
Intuit, Inc.	17,608	7,613,347
Microsoft Corp.	163,537	60,536,491
Synopsys, Inc. (b)	8,735	3,463,253
		76,357,999
Technology Hardware Storage & Peripherals (9.3%)
Apple, Inc.	198,643	50,413,607

Materials (1.5%)
Construction Materials (1.5%)
Vulcan Materials Co.	30,398	8,277,375

Real Estate (0.1%)
Real Estate Management & Development (0.1%)
CoStar Group, Inc. (b)	6,539	263,783
Total common stocks (cost: $326,219,869)		542,553,953

Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.600%	2,028,772	2,028,772
Total short-term securities (cost: $2,028,772)		2,028,772
Total investments in securities (cost: $328,248,641)		544,582,725
Liabilities in excess of cash and other assets (-0.1%)		(456,059)
Total net assets (100.0%)		$544,126,666

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.

See accompanying notes to investments in securities.

SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund)

Investments in Securities

March 31, 2026

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.1%)
Communication Services (2.5%)
Entertainment (2.5%)
IMAX Corp. (b)	104,233	$3,961,896

Consumer Discretionary (9.1%)
Automobile Components (1.7%)
Dorman Products, Inc. (b)	12,074	1,260,042
Patrick Industries, Inc.	13,226	1,469,012
		2,729,054
Broadline Retail (1.4%)
Ollie's Bargain Outlet Holdings, Inc. (b)	24,823	2,284,709

Diversified Consumer Services (1.3%)
OneSpaWorld Holdings Ltd.	87,609	2,010,627

Hotels, Restaurants & Leisure (2.9%)
Cava Group, Inc. (b)	36,061	2,917,335
Shake Shack, Inc. Class A (b)	18,690	1,653,504
		4,570,839
Specialty Retail (1.8%)
Boot Barn Holdings, Inc. (b)	10,053	1,471,357
Group 1 Automotive, Inc.	4,149	1,371,784
		2,843,141
Consumer Staples (3.6%)
Consumer Staples Distribution & Retail (3.6%)
Chefs' Warehouse, Inc. (b)	42,647	2,535,364
PriceSmart, Inc.	21,490	3,234,245
		5,769,609
Energy (2.5%)
Energy Equipment & Services (0.9%)
Solaris Energy Infrastructure, Inc.	26,152	1,477,850

Oil, Gas & Consumable Fuels (1.6%)
APA Corp.	34,981	1,484,594
Magnolia Oil & Gas Corp. Class A	32,334	1,020,784
		2,505,378
Financial (8.4%)
Banks (2.5%)
Axos Financial, Inc. (b)	15,170	1,290,815
Seacoast Banking Corp. of Florida	88,453	2,679,242
		3,970,057
Capital Markets (3.1%)
Affiliated Managers Group, Inc.	2,935	812,115
Houlihan Lokey, Inc.	11,033	1,584,559
WisdomTree, Inc.	177,596	2,585,798
		4,982,472
Consumer Finance (2.2%)
FirstCash Holdings, Inc.	18,471	3,472,548

Financial Services (0.6%)
Paymentus Holdings, Inc. Class A (b)	37,294	947,267

Health Care (22.8%)
Biotechnology (7.1%)
Catalyst Pharmaceuticals, Inc. (b)	81,484	2,017,544
KalVista Pharmaceuticals, Inc. (b)	56,829	1,143,968
Mirum Pharmaceuticals, Inc. (b)	44,151	4,078,669
Travere Therapeutics, Inc. (b)	67,741	2,012,585
Vericel Corp. (b)	61,962	1,993,317
		11,246,083

See accompanying notes to investments in securities.

SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund)

Investments in Securities – continued

Health Care Equipment & Supplies (2.7%)
Alphatec Holdings, Inc. (b)	141,289	$1,537,224
Artivion, Inc. (b)	51,687	1,892,778
TransMedics Group, Inc. (b)	9,265	921,034
		4,351,036
Health Care Providers & Services (4.9%)
Encompass Health Corp.	31,565	3,053,283
GeneDx Holdings Corp. (b)	18,152	1,165,721
Guardant Health, Inc. (b)	20,819	1,923,051
HealthEquity, Inc. (b)	19,077	1,594,265
		7,736,320
Health Care Technology (0.5%)
Phreesia, Inc. (b)	85,105	713,180

Life Sciences Tools & Services (1.8%)
Adaptive Biotechnologies Corp. (b)	160,568	2,228,684
Repligen Corp. (b)	5,716	673,459
		2,902,143
Pharmaceuticals (5.8%)
ANI Pharmaceuticals, Inc. (b)	31,323	2,408,739
Axsome Therapeutics, Inc. (b)	13,705	2,316,419
Phathom Pharmaceuticals, Inc. (b)	131,796	1,464,254
Tarsus Pharmaceuticals, Inc. (b)	43,690	3,064,853
		9,254,265
Industrials (25.7%)
Aerospace & Defense (8.5%)
AAR Corp. (b)	28,987	3,172,917
AeroVironment, Inc. (b)	3,910	715,726
ATI, Inc. (b)	14,341	2,086,042
FTAI Aviation Ltd.	8,203	2,009,735
Kratos Defense & Security Solutions, Inc. (b)	8,679	611,956
Leonardo DRS, Inc.	50,362	2,242,116
Loar Holdings, Inc. (b)	14,804	848,121
Mercury Systems, Inc. (b)	13,218	963,724
York Space Systems, Inc. (b)	37,080	822,064
		13,472,401
Building Products (2.3%)
AAON, Inc.	17,912	1,482,218
Modine Manufacturing Co. (b)	10,236	2,218,243
		3,700,461
Construction & Engineering (5.1%)
Construction Partners, Inc. Class A (b)	22,503	2,500,533
Everus Construction Group, Inc. (b)	32,506	3,837,659
Legence Corp. Class A (b)	31,041	1,752,575
		8,090,767
Electrical Equipment (1.2%)
American Superconductor Corp. (b)	41,431	1,402,439
Bloom Energy Corp. Class A (b)	4,173	565,400
		1,967,839
Machinery (5.5%)
Atmus Filtration Technologies, Inc.	31,020	1,761,005
Federal Signal Corp.	6,622	716,103
Flowserve Corp.	25,917	1,905,159
SPX Technologies, Inc. (b)	11,840	2,367,290
Standex International Corp.	7,461	1,901,510
		8,651,067
Passenger Airlines (0.8%)
SkyWest, Inc. (b)	12,911	1,185,617

Professional Services (1.5%)
Huron Consulting Group, Inc. (b)	13,335	1,700,079
Willdan Group, Inc. (b)	9,705	743,015
		2,443,094

See accompanying notes to investments in securities.

SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund)

Investments in Securities – continued

Trading Companies & Distributors (0.8%)
Xometry, Inc. Class A (b)	30,752	$1,255,912

Information Technology (22.4%)
Communications Equipment (0.6%)
Lumentum Holdings, Inc. (b)	1,263	887,586

Electronic Equipment, Instruments & Components (7.9%)
Advanced Energy Industries, Inc.	15,365	4,958,439
Bel Fuse, Inc. Class B	5,582	1,105,125
Fabrinet (b)	1,156	602,877
Mirion Technologies, Inc. (b)	62,823	1,167,880
OSI Systems, Inc. (b)	17,616	4,677,224
		12,511,545
IT Services (1.1%)
DigitalOcean Holdings, Inc. (b)	19,744	1,693,640

Semiconductors & Semiconductor Equipment (7.3%)
Kulicke & Soffa Industries, Inc.	13,702	900,495
MACOM Technology Solutions Holdings, Inc. (b)	12,280	2,727,020
MKS, Inc.	12,508	2,874,463
Rambus, Inc. (b)	8,459	727,728
Silicon Motion Technology Corp. ADR	18,931	2,125,762
Synaptics, Inc. (b)	32,749	2,293,740
		11,649,208
Software (5.5%)
Agilysys, Inc. (b)	22,016	1,566,218
AvePoint, Inc. (b)	80,384	764,452
Descartes Systems Group, Inc. (b)	12,925	924,913
InterDigital, Inc.	3,873	1,169,646
Q2 Holdings, Inc. (b)	25,293	1,196,359
Rubrik, Inc. Class A (b)	20,028	980,771
SailPoint, Inc. (b)	110,867	1,467,879
ServiceTitan, Inc. Class A (b)	10,163	644,944
		8,715,182
Materials (1.1%)
Construction Materials (1.1%)
Knife River Corp. (b)	20,829	1,700,688
		1,700,688
Total common stocks (cost: $135,116,777)		155,653,481

Short-Term Securities (1.6%)
Investment Companies (1.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.600%	2,580,449	2,580,449
Total short-term securities (cost: $2,580,449)		2,580,449
Total investments in securities (cost: $137,697,226)		158,233,930
Cash and other assets in excess of liabilities (0.3%)		515,386
Total net assets (100.0%)		$158,749,316

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

March 31, 2026

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.8%)
Consumer Discretionary (1.6%)
Hotels, Restaurants & Leisure (1.6%)
Boyd Gaming Corp.	7,713	$633,854
Caesars Entertainment, Inc. (b)	48,611	1,284,789
		1,918,643
Health Care (0.6%)
PACS Group, Inc. (b)	22,294	716,083

Real Estate (96.6%)
Diversified REITs (1.0%)
Essential Properties Realty Trust, Inc.	36,490	1,107,836

Health Care REITs (18.2%)
CareTrust REIT, Inc.	23,541	862,778
Healthcare Realty Trust, Inc.	136,635	2,321,429
Omega Healthcare Investors, Inc.	22,892	1,003,127
Ventas, Inc.	24,745	2,023,646
Welltower, Inc.	75,415	14,910,300
		21,121,280
Hotels & Resort REITs (2.5%)
Host Hotels & Resorts, Inc.	148,785	2,850,721

Industrial REITs (6.8%)
EastGroup Properties, Inc.	11,535	2,135,013
Prologis, Inc.	43,213	5,711,894
		7,846,907
Office REITs (3.5%)
BXP, Inc.	41,746	2,166,617
Highwoods Properties, Inc.	51,194	1,096,064
Hudson Pacific Properties, Inc. (b)	16,444	97,184
Kilroy Realty Corp.	939	26,489
SL Green Realty Corp.	19,821	732,188
		4,118,542
Residential REITs (10.4%)
Equity LifeStyle Properties, Inc.	14,460	902,593
Equity Residential	22,336	1,321,174
Essex Property Trust, Inc.	12,321	2,981,682
Invitation Homes, Inc.	78,471	1,950,004
Sun Communities, Inc.	28,558	3,597,166
UDR, Inc.	37,224	1,257,427
		12,010,046
Retail REITs (11.5%)
Agree Realty Corp.	60,350	4,549,183
Kimco Realty Corp.	130,510	2,932,559
Kite Realty Group Trust	76,136	1,869,139
Realty Income Corp.	30,354	1,857,058
Simon Property Group, Inc.	11,464	2,138,380
		13,346,319
Specialized REITs (42.7%)
American Tower Corp.	30,353	5,238,321
Crown Castle, Inc.	62,841	5,109,602
Digital Realty Trust, Inc.	54,881	9,890,105
Equinix, Inc.	7,781	7,627,247
Extra Space Storage, Inc.	38,475	5,045,227
Gaming & Leisure Properties, Inc.	19,834	880,035
Iron Mountain, Inc.	48,520	4,955,833
Lamar Advertising Co. Class A	4,529	573,643
Outfront Media, Inc.	33,166	878,899
Public Storage	9,368	2,537,604
SBA Communications Corp.	25,137	4,326,329

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

Weyerhaeuser Co.	96,992	$2,369,514
		49,432,359
Total common stocks (cost: $107,507,304)		114,468,736

Warrants (0.2%)
Real Estate (0.2%)
Hudson Pacific Properties, Inc., Exp.12/31/49 (b) (c) (d)	28,902	168,788
Total Warrants (cost: $449,137)		168,788

Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.600%	934,866	934,866
Total short-term securities (cost: $934,866)		934,866
Total investments in securities (cost: $108,891,307)		115,572,390
Cash and other assets in excess of liabilities (0.2%)		237,178
Total net assets (100.0%)		$115,809,568

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	This security has been determined to be illiquid pursuant to the procedures of the Funds’ Liquidity Risk Management Program.
(d)	This security is fair valued by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees of Securian Funds Trust and in accordance with Provisions of the Investment Company Act of 1940, as amended.

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2026

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.8%)
Communication Services (7.0%)
Entertainment (1.6%)
Netflix, Inc. (b)	13,800	$1,326,870
Walt Disney Co.	20,681	1,993,235
		3,320,105
Interactive Media & Services (4.3%)
Alphabet, Inc. Class A	14,916	4,289,245
Alphabet, Inc. Class C	12,293	3,526,370
Meta Platforms, Inc. Class A	1,493	854,190
		8,669,805
Wireless Telecommunication Services (1.1%)
T-Mobile U.S., Inc.	10,499	2,205,105

Consumer Discretionary (6.6%)
Broadline Retail (0.5%)
Amazon.com, Inc. (b)	4,930	1,026,771

Hotels, Restaurants & Leisure (2.6%)
Booking Holdings, Inc.	576	2,425,144
McDonald's Corp.	9,445	2,935,412
		5,360,556
Specialty Retail (3.5%)
AutoZone, Inc. (b)	743	2,509,691
Home Depot, Inc.	5,650	1,858,228
Lowe's Cos., Inc.	5,572	1,316,552
Tractor Supply Co.	28,709	1,300,518
		6,984,989
Consumer Staples (6.1%)
Consumer Staples Distribution & Retail (0.7%)
Dollar Tree, Inc. (b)	13,941	1,526,679

Food Products (1.8%)
Mondelez International, Inc. Class A	62,056	3,576,908

Household Products (2.6%)
Colgate-Palmolive Co.	18,568	1,582,551
Procter & Gamble Co.	25,198	3,639,599
		5,222,150
Tobacco (1.0%)
Philip Morris International, Inc.	12,300	2,033,682

Energy (10.3%)
Energy Equipment & Services (2.3%)
SLB Ltd.	49,065	2,521,450
TechnipFMC PLC	32,576	2,251,979
		4,773,429
Oil, Gas & Consumable Fuels (8.0%)
Cenovus Energy, Inc.	38,700	1,026,711
Chevron Corp.	17,537	3,628,405
ConocoPhillips	36,249	4,784,868
Exxon Mobil Corp.	11,839	2,008,605
Range Resources Corp.	57,378	2,592,338
Valero Energy Corp.	8,376	2,069,542
		16,110,469
Financial (19.2%)
Banks (6.4%)
Bank of America Corp.	57,221	2,789,524
Citigroup, Inc.	9,267	1,050,970
Fifth Third Bancorp	39,242	1,823,183
Huntington Bancshares, Inc.	40,600	635,390
JPMorgan Chase & Co.	22,430	6,598,009
		12,897,076

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Capital Markets (4.8%)
Charles Schwab Corp.	33,304	$3,129,910
CME Group, Inc.	2,397	707,954
Goldman Sachs Group, Inc.	1,275	1,078,637
Intercontinental Exchange, Inc.	19,334	3,040,852
Morgan Stanley	10,042	1,652,612
		9,609,965
Consumer Finance (1.2%)
American Express Co.	7,785	2,354,807

Financial Services (3.7%)
Apollo Global Management, Inc.	2,000	222,840
Berkshire Hathaway, Inc. Class B (b)	12,205	5,848,636
Federal National Mortgage Association (b)	21,778	158,108
Visa, Inc. Class A	5,119	1,547,167
		7,776,751
Insurance (2.8%)
Allstate Corp.	11,529	2,390,423
Chubb Ltd.	3,669	1,195,837
MetLife, Inc.	11,261	796,378
Progressive Corp.	1,107	219,452
Travelers Cos., Inc.	3,402	992,295
		5,594,385
Mortgage REITs (0.3%)
Annaly Capital Management, Inc.	28,229	597,043

Health Care (12.8%)
Biotechnology (1.8%)
Gilead Sciences, Inc.	26,150	3,644,526

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	28,369	2,912,645

Health Care Providers & Services (5.6%)
Cencora, Inc.	9,139	2,870,925
CVS Health Corp.	18,800	1,350,216
Elevance Health, Inc.	2,509	734,510
Quest Diagnostics, Inc.	5,931	1,162,357
Tenet Healthcare Corp. (b)	12,925	2,439,077
UnitedHealth Group, Inc.	10,327	2,794,383
		11,351,468
Life Sciences Tools & Services (1.1%)
Danaher Corp.	971	184,102
Revvity, Inc.	22,438	1,965,793
		2,149,895
Pharmaceuticals (2.9%)
AstraZeneca PLC	6,749	1,331,038
Johnson & Johnson	13,491	3,297,740
Merck & Co., Inc.	10,436	1,255,346
		5,884,124
Industrials (14.8%)
Aerospace & Defense (0.5%)
Northrop Grumman Corp.	1,406	959,229

Commercial Services & Supplies (1.2%)
Republic Services, Inc.	10,929	2,393,670

Electrical Equipment (1.7%)
AMETEK, Inc.	15,916	3,411,754

Ground Transportation (2.2%)
CSX Corp.	50,251	2,062,804
Norfolk Southern Corp.	3,751	1,076,537
Old Dominion Freight Line, Inc.	6,265	1,224,181
		4,363,522

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Machinery (8.3%)
Caterpillar, Inc.	3,712	$2,629,804
Deere & Co.	9,386	5,287,134
Ingersoll Rand, Inc.	12,000	961,440
Otis Worldwide Corp.	13,106	1,010,210
Parker-Hannifin Corp.	1,917	1,716,175
Pentair PLC	14,100	1,228,251
Westinghouse Air Brake Technologies Corp.	16,041	4,008,806
		16,841,820
Professional Services (0.5%)
Equifax, Inc.	5,458	982,822

Trading Companies & Distributors (0.4%)
WW Grainger, Inc.	847	923,916

Information Technology (10.8%)
Communications Equipment (1.8%)
Arista Networks, Inc. (b)	10,105	1,240,692
Cisco Systems, Inc.	31,268	2,426,084
		3,666,776
Electronic Equipment, Instruments & Components (3.2%)
Keysight Technologies, Inc. (b)	22,728	6,417,705

IT Services (0.6%)
International Business Machines Corp.	5,274	1,278,365

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc. (b)	10,200	2,074,986
Analog Devices, Inc.	6,107	1,942,881
Intel Corp. (b)	23,494	1,036,790
KLA Corp.	849	1,250,076
Lam Research Corp.	5,728	1,223,845
Texas Instruments, Inc.	9,780	1,898,689
		9,427,267
Software (0.5%)
InterDigital, Inc.	1,772	535,144
Salesforce, Inc.	2,000	373,340
		908,484
Materials (4.3%)
Chemicals (1.7%)
Corteva, Inc.	5,200	435,292
Linde PLC	6,054	3,001,331
		3,436,623
Construction Materials (0.5%)
Martin Marietta Materials, Inc.	1,690	994,869

Containers & Packaging (2.1%)
Ball Corp.	24,947	1,474,618
International Paper Co.	47,533	1,696,928
Packaging Corp. of America	4,600	976,212
		4,147,758
Real Estate (3.4%)
Health Care REITs (1.1%)
Welltower, Inc.	10,874	2,149,898

Residential REITs (1.0%)
Equity LifeStyle Properties, Inc.	17,222	1,074,997
Essex Property Trust, Inc.	4,205	1,017,610
		2,092,607
Specialized REITs (1.3%)
Public Storage	6,841	1,853,090
VICI Properties, Inc.	29,327	801,214
		2,654,304
Utilities (3.5%)
Electric Utilities (2.4%)
Constellation Energy Corp.	4,700	1,312,475

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Southern Co.	35,068	$3,384,763
Xcel Energy, Inc.	2,708	215,124
		4,912,362
Gas Utilities (0.1%)
Atmos Energy Corp.	664	122,654

Multi-Utilities (1.0%)
Ameren Corp.	18,470	2,030,222
Total common stocks (cost: $167,137,596)		199,699,960

Short-Term Securities (1.4%)
Investment Companies (1.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.600%	1,088,660	1,088,660
T. Rowe Price Government Reserve Fund, current rate 3.710%	1,776,430	1,776,430
Total short-term securities (cost: $2,865,090)		2,865,090
Total investments in securities (cost: $170,002,686)		202,565,050
Liabilities in excess of cash and other assets (-0.2%)		(439,248)
Total net assets (100.0%)		$202,125,802

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

March 31, 2026

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.2%)
Communication Services (11.4%)
Entertainment (1.5%)
Netflix, Inc. (b)	19,059	$1,832,523

Interactive Media & Services (9.0%)
Alphabet, Inc. Class A	27,831	8,003,082
Meta Platforms, Inc. Class A	6,161	3,524,893
		11,527,975
Media (0.3%)
EchoStar Corp. Class A (b)	3,345	391,599

Wireless Telecommunication Services (0.6%)
T-Mobile U.S., Inc.	3,623	760,939

Consumer Discretionary (9.1%)
Automobiles (0.6%)
Tesla, Inc. (b)	1,968	731,604

Broadline Retail (4.9%)
Amazon.com, Inc. (b)	29,920	6,231,438

Distributors (0.6%)
Pool Corp.	4,109	831,374

Hotels, Restaurants & Leisure (0.9%)
Marriott International, Inc. Class A	3,331	1,089,470

Specialty Retail (2.1%)
AutoZone, Inc. (b)	367	1,239,645
Lowe's Cos., Inc.	6,348	1,499,906
		2,739,551
Consumer Staples (5.8%)
Beverages (0.6%)
Monster Beverage Corp. (b)	10,496	760,540

Consumer Staples Distribution & Retail (3.7%)
BJ's Wholesale Club Holdings, Inc. (b)	11,857	1,166,966
Casey's General Stores, Inc.	1,101	801,374
Performance Food Group Co. (b)	7,579	649,217
Walmart, Inc.	17,741	2,204,851
		4,822,408
Tobacco (1.5%)
Philip Morris International, Inc.	11,419	1,888,018

Energy (4.1%)
Oil, Gas & Consumable Fuels (4.1%)
Diamondback Energy, Inc.	2,030	401,514
EOG Resources, Inc.	4,448	643,047
Exxon Mobil Corp.	10,170	1,725,442
Phillips 66	3,156	574,960
Targa Resources Corp.	3,430	860,004
Williams Cos., Inc.	13,455	979,255
		5,184,222
Financial (11.5%)
Banks (4.1%)
Fifth Third Bancorp	18,215	846,269
JPMorgan Chase & Co.	9,351	2,750,690
Wells Fargo & Co.	20,353	1,620,302
		5,217,261
Capital Markets (3.6%)
Goldman Sachs Group, Inc.	1,656	1,400,959
Intercontinental Exchange, Inc.	9,099	1,431,091

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

KKR & Co., Inc.	4,479	$414,308
Nasdaq, Inc.	16,361	1,388,885
		4,635,243
Consumer Finance (0.0%)
American Express Co.	187	56,564

Financial Services (1.9%)
Mastercard, Inc. Class A	4,891	2,443,837

Insurance (1.9%)
Arthur J Gallagher & Co.	5,713	1,237,321
Chubb Ltd.	3,533	1,151,511
		2,388,832
Health Care (9.6%)
Biotechnology (2.7%)
Gilead Sciences, Inc.	10,682	1,488,750
United Therapeutics Corp. (b)	1,222	724,622
Vertex Pharmaceuticals, Inc. (b)	2,804	1,252,098
		3,465,470
Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	15,385	1,579,578

Health Care Providers & Services (1.6%)
Cencora, Inc.	4,009	1,259,387
HCA Healthcare, Inc.	1,713	810,660
		2,070,047
Pharmaceuticals (4.0%)
Eli Lilly & Co.	3,043	2,798,860
Johnson & Johnson	9,560	2,336,847
		5,135,707
Industrials (9.4%)
Aerospace & Defense (3.9%)
FTAI Aviation Ltd.	2,317	567,665
General Electric Co.	5,529	1,568,965
L3Harris Technologies, Inc.	3,467	1,196,635
RTX Corp.	8,758	1,689,418
		5,022,683
Building Products (1.4%)
Builders FirstSource, Inc. (b)	5,754	473,727
Trane Technologies PLC	2,998	1,249,386
		1,723,113
Commercial Services & Supplies (1.4%)
Cintas Corp.	5,825	985,240
Republic Services, Inc.	3,847	842,570
		1,827,810
Electrical Equipment (0.4%)
GE Vernova, Inc.	514	448,671

Machinery (1.6%)
Caterpillar, Inc.	227	160,820
ITT, Inc.	4,641	884,250
Parker-Hannifin Corp.	1,176	1,052,802
		2,097,872
Trading Companies & Distributors (0.7%)
Ferguson Enterprises, Inc.	3,833	894,086

Information Technology (31.4%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	8,253	640,350
Motorola Solutions, Inc.	1,787	775,505
		1,415,855

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Electronic Equipment, Instruments & Components (1.0%)
Corning, Inc.	8,850	$1,203,334

Semiconductors & Semiconductor Equipment (13.9%)
Broadcom, Inc.	14,280	4,419,803
KLA Corp.	1,054	1,551,920
Micron Technology, Inc.	2,256	762,167
NVIDIA Corp.	59,619	10,397,554
NXP Semiconductors NV	3,226	635,070
		17,766,514
Software (7.8%)
Cadence Design Systems, Inc. (b)	1,308	363,454
Microsoft Corp.	20,162	7,463,367
Oracle Corp.	6,888	1,013,294
Palantir Technologies, Inc. Class A (b)	2,699	394,810
Trimble, Inc. (b)	11,580	755,363
		9,990,288
Technology Hardware Storage & Peripherals (7.6%)
Apple, Inc.	38,257	9,709,244

Materials (2.1%)
Chemicals (2.1%)
Linde PLC	2,863	1,419,361
Sherwin-Williams Co.	3,871	1,240,849
		2,660,210
Real Estate (2.1%)
Health Care REITs (1.2%)
Welltower, Inc.	7,540	1,490,734

Retail REITs (0.9%)
Simon Property Group, Inc.	6,527	1,217,481

Utilities (2.7%)
Gas Utilities (0.9%)
Atmos Energy Corp.	6,078	1,122,728

Multi-Utilities (1.8%)
Dominion Energy, Inc.	19,236	1,189,170
WEC Energy Group, Inc.	9,713	1,124,474
		2,313,644
Total common stocks (cost: $83,887,431)		126,688,467

Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 3.600%	1,018,910	1,018,910
Total short-term securities (cost: $1,018,910)		1,018,910
Total investments in securities (cost: $84,906,341)		127,707,377
Cash and other assets in excess of liabilities (0.0%)		54,461
Total net assets (100.0%)		$127,761,838

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

Investments Valuation

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian Asset Management, Inc. (“Securian AM”), as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the “Board”) of the Trust and in accordance with provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board has delegated the daily oversight of the securities valuation function to Securian AM, which ensures that valuations comply with the valuation policies. The summary of fair valued in good faith securities are presented to the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value in good faith by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value in good faith pricing is needed in accordance with the Trust’s valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities are valued at fair value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Investment Companies

The Funds may invest in other investment companies, which may not be traded on an exchange, the Funds may, as a practical expedient, estimate the fair value of an investment company based on the reported Net Asset Value (“NAV”) per share or its equivalent if the reported NAV per share or its equivalent of the investment company is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the investment company does not provide a reported NAV per share or its equivalent on a Business Day, Securian AM, as Valuation Designee, shall estimate fair value in good faith and in a manner consistent with the Trust’s Valuation Procedures.

Foreign Currency Translations and Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

For the purpose of hedging, efficient portfolio management, and/or enhancement of returns, the Funds may, from time to time, enter into currency forward contracts, including currency forwards and cross currency forwards, in addition to the use of other derivative instruments described herein (each of which may result in net short currency exposure). For hedging purposes, such transactions may be effected on non-U.S. Dollar denominated instruments owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. The Funds are not limited in their use of forward contracts in connection with direct hedging.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Securian Funds Trust

Notes to Financial Statements – continued

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the fair value of written options.

Bank Loans

The SFT Core Bond Fund may purchase bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers’ obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Illiquid Investments

Pursuant to Rule 22e-4 under the 1940 Act, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the fair value of the investment. At March 31, 2026, the SFT Core Bond Fund and SFT Real Estate Securities Fund held two and one illiquid securities with a fair value of $230,068 and $168,788 which represents 0.1% and 0.1% of net assets, respectively.

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, swaps, and written options.

The following is a summary of the levels used as of March 31, 2026, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at March 31, 2026 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$9,779,162	$—	$9,779,162
Other Mortgage-Backed Securities	—	1,443,695	—	1,443,695
Corporate Obligations	—	176,121,921	—	176,121,921
Purchased Options	1,405,068	—	—	1,405,068
Investment Companies	359,583,929	—	—	359,583,929
Total Investments	360,988,997	187,344,778	—	548,333,775

Liabilities
Other Financial Instruments*
Futures Contracts	(794,993)	—	—	(794,993)
Written Options	(234,444)	—	—	(234,444)

SFT Core Bond Fund
Assets
Common Stocks	230,068	—	—	230,068
Government Obligations	—	275,180,135	—	275,180,135
Asset-Backed Securities	—	49,066,415	—	49,066,415
Other Mortgage-Backed Securities	—	43,887,958	—	43,887,958
Corporate Obligations	—	67,256,298	—	67,256,298
Bank Loans	—	6,573,700	—	6,573,700
Foreign Bonds	—	26,538,592	—	26,538,592
Convertible Foreign Bonds	—	531,949	—	531,949
Investment Companies	7,443,425	—	—	7,443,425
U.S. Government Agencies and Obligations	—	2,233,886	—	2,233,886
Total Investments	7,673,493	471,268,933	—	478,942,426

Other Financial Instruments*
Forward Foreign Currency Contracts	—	701,171	—	701,171
Futures Contracts	162,611	—	—	162,611

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at March 31, 2026 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund (Continued)
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$(303,957)	$—	$(303,957)
Futures Contracts	(674,411)	—	—	(674,411)

SFT Equity Stabilization Fund
Assets
Investment Companies	241,738,906	—	—	241,738,906
Purchased Options	618,899	—	—	618,899
Total Investments	242,357,805	—	—	242,357,805

Liabilities
Other Financial Instruments*
Futures Contracts	(57,829)	—	—	(57,829)
Written Options	(103,267)	—	—	(103,267)

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	234,991,305	—	—	234,991,305
Investment Companies	4,969,800	—	—	4,969,800
U.S. Government Agencies and Obligations	—	999,993	—	999,993
Total Investments	239,961,105	999,993	—	240,961,098

Other Financial Instruments*
Futures Contracts	79,662	—	—	79,662

SFT Index 500 Fund
Assets
Common Stocks	1,516,312,621	—	—	1,516,312,621
Investment Companies	16,066,508	—	—	16,066,508
Total Investments	1,532,379,129	—	—	1,532,379,129

Other Financial Instruments*
Futures Contracts	(265,452)	—	—	(265,452)

SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund)
Assets
Common Stocks	542,553,953	—	—	542,553,953
Investment Companies	2,028,772	—	—	2,028,772
Total Investments	544,582,725	—	—	544,582,725

SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund)
Assets
Common Stocks	155,653,481	—	—	155,653,481
Investment Companies	2,580,449	—	—	2,580,449
Total Investments	158,233,930	—	—	158,233,930

SFT Real Estate Securities Fund
Assets
Common Stocks	114,468,736	—	—	114,468,736
Warrants	—	168,788	—	168,788
Investment Companies	934,866	—	—	934,866
Total Investments	115,403,602	168,788	—	115,572,390

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at March 31, 2026 using
Fund	Level 1	Level 2	Level 3	Total
SFT T. Rowe Price Value Fund
Assets
Common Stocks	$199,699,960	$—	$—	$199,699,960
Investment Companies	2,865,090	—	—	2,865,090
Total Investments	202,565,050	—	—	202,565,050

SFT Wellington Core Equity Fund
Assets
Common Stocks	126,688,467	—	—	126,688,467
Investment Companies	1,018,910	—	—	1,018,910
Total Investments	127,707,377	—	—	127,707,377

* Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Securian Funds Trust

Notes to Financial Statements – continued

Level 2 Measurements - (continued)

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2, and 3 during the period.

Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war, acts of terrorism, financial institution failures, trade wars, including the imposition of tariffs, or other events, can adversely affect local and global markets and normal market operations.